UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Balanced Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	1.9	1.9
Apple, Inc.	1.8	1.6
Danaher Corp.	1.6	1.6
AMETEK, Inc.	1.5	1.4
Roper Technologies, Inc.	1.3	1.5
	8.1

Top Five Bond Issuers as of June 30, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	4.6	3.9
U.S. Treasury Obligations	4.3	3.7
Freddie Mac	2.7	1.6
Ginnie Mae	1.2	1.0
Citigroup, Inc.	1.0	1.1
	13.8

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.1	18.6
Information Technology	12.4	13.4
Health Care	10.5	11.2
Consumer Discretionary	9.9	10.5
Consumer Staples	7.7	7.1

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks and Equity Futures	64.2%
Bonds	32.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%
Other Investments	0.6%

 * Foreign investments - 11.1%

As of December 31, 2015*
Stocks and Equity Futures	66.3%
Bonds	30.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%
Other Investments	0.6%

 * Foreign investments - 13.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	65,700	$13,946,796
Diversified Consumer Services - 0.0%
H&R Block, Inc.	26,800	616,400
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	559,500	12,605,535
Las Vegas Sands Corp.	94,400	4,105,456
Starbucks Corp.	326,390	18,643,397
		35,354,388
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	56,810	40,654,372
Leisure Products - 0.1%
Mattel, Inc.	97,600	3,053,904
Media - 1.7%
Charter Communications, Inc. Class A	78,664	17,985,737
Interpublic Group of Companies, Inc.	145,800	3,367,980
Manchester United PLC	107,600	1,714,068
MDC Partners, Inc. Class A	294,386	5,384,320
The Walt Disney Co.	247,400	24,200,668
		52,652,773
Multiline Retail - 0.0%
B&M European Value Retail S.A.	175,863	599,263
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5,400	872,802
AutoZone, Inc. (a)	17,390	13,804,878
Home Depot, Inc.	187,308	23,917,359
L Brands, Inc.	195,794	13,143,651
Ross Stores, Inc.	250,143	14,180,607
TJX Companies, Inc.	116,340	8,984,938
		74,904,235
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	333,930	18,432,936
VF Corp.	206,400	12,691,536
		31,124,472

TOTAL CONSUMER DISCRETIONARY		252,906,603

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	55,500	9,179,700
Monster Beverage Corp.	33,964	5,458,354
The Coca-Cola Co.	657,686	29,812,906
		44,450,960
Food & Staples Retailing - 1.6%
CVS Health Corp.	235,380	22,535,281
Kroger Co.	386,174	14,207,341
Sprouts Farmers Market LLC (a)	65,700	1,504,530
Wal-Mart Stores, Inc.	29,200	2,132,184
Walgreens Boots Alliance, Inc.	73,600	6,128,672
Whole Foods Market, Inc.	72,700	2,327,854
		48,835,862
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	87,132	7,907,229
The Hershey Co.	23,800	2,701,062
TreeHouse Foods, Inc. (a)	15,300	1,570,545
		12,178,836
Household Products - 1.0%
Colgate-Palmolive Co.	279,300	20,444,760
Procter & Gamble Co.	117,776	9,972,094
		30,416,854
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	87,492	7,963,522
Nu Skin Enterprises, Inc. Class A	48,916	2,259,430
		10,222,952
Tobacco - 2.0%
Altria Group, Inc.	422,400	29,128,704
British American Tobacco PLC sponsored ADR	164,997	21,363,812
Philip Morris International, Inc.	107,300	10,914,556
		61,407,072

TOTAL CONSUMER STAPLES		207,512,536

ENERGY - 4.8%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	206,000	9,296,780
Dril-Quip, Inc. (a)	34,900	2,039,207
Independence Contract Drilling, Inc. (a)	114,473	621,588
Oceaneering International, Inc.	47,700	1,424,322
Schlumberger Ltd.	208,100	16,456,548
		29,838,445
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	188,649	10,045,559
Apache Corp.	138,100	7,688,027
Black Stone Minerals LP	125,600	1,946,800
Cabot Oil & Gas Corp.	186,760	4,807,202
Chevron Corp.	98,700	10,346,721
Cimarex Energy Co.	43,185	5,152,834
ConocoPhillips Co.	239,200	10,429,120
Devon Energy Corp.	170,600	6,184,250
Exxon Mobil Corp.	152,200	14,267,228
Kinder Morgan, Inc.	28,900	541,008
Newfield Exploration Co. (a)	107,700	4,758,186
Noble Energy, Inc.	201,013	7,210,336
Parsley Energy, Inc. Class A (a)	97,500	2,638,350
Phillips 66 Co.	106,326	8,435,905
Pioneer Natural Resources Co.	36,900	5,579,649
PrairieSky Royalty Ltd.	148,034	2,809,547
SM Energy Co.	111,400	3,007,800
Southwestern Energy Co. (a)	3,157	39,715
Suncor Energy, Inc.	418,280	11,603,510
		117,491,747

TOTAL ENERGY		147,330,192

FINANCIALS - 10.3%
Banks - 3.5%
Bank of America Corp.	1,456,587	19,328,909
Citigroup, Inc.	508,054	21,536,409
Comerica, Inc.	147,300	6,058,449
FirstMerit Corp.	38,900	788,503
Huntington Bancshares, Inc.	907,330	8,111,530
JPMorgan Chase & Co.	269,600	16,752,944
M&T Bank Corp.	89,400	10,569,762
Regions Financial Corp.	405,500	3,450,805
Synovus Financial Corp.	79,942	2,317,519
U.S. Bancorp	377,547	15,226,471
Zions Bancorporation	87,900	2,208,927
		106,350,228
Capital Markets - 1.1%
Bank of New York Mellon Corp.	102,100	3,966,585
BlackRock, Inc. Class A	29,072	9,958,032
Charles Schwab Corp.	200,900	5,084,779
E*TRADE Financial Corp. (a)	105,800	2,485,242
Goldman Sachs Group, Inc.	53,400	7,934,172
Northern Trust Corp.	57,400	3,803,324
Oaktree Capital Group LLC Class A	15,191	679,949
		33,912,083
Consumer Finance - 1.4%
Capital One Financial Corp.	469,231	29,800,861
Discover Financial Services	61,400	3,290,426
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	127
Navient Corp.	207,253	2,476,673
OneMain Holdings, Inc. (a)	119,200	2,720,144
SLM Corp. (a)	730,652	4,515,429
Synchrony Financial	36,800	930,304
		43,733,964
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,688,575
Class B (a)	70,200	10,164,258
Broadcom Ltd.	41,800	6,495,720
CME Group, Inc.	48,200	4,694,680
KBC Ancora	38,000	1,243,826
On Deck Capital, Inc. (a)(b)	65,000	334,750
PICO Holdings, Inc. (a)	48,568	459,454
		27,081,263
Insurance - 1.3%
American International Group, Inc.	50,200	2,655,078
Chubb Ltd.	115,630	15,113,997
Direct Line Insurance Group PLC	495,345	2,290,056
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,300	700,166
Marsh & McLennan Companies, Inc.	194,233	13,297,191
MetLife, Inc.	73,891	2,943,079
Unum Group	57,200	1,818,388
WMI Holdings Corp. (a)	57	127
		38,818,082
Real Estate Investment Trusts - 1.9%
Altisource Residential Corp. Class B	192,100	1,765,399
American Tower Corp.	118,500	13,462,785
Boston Properties, Inc.	35,100	4,629,690
Coresite Realty Corp.	10,000	886,900
Crown Castle International Corp.	10,880	1,103,558
Duke Realty LP	162,000	4,318,920
Equinix, Inc.	15,500	6,009,815
Extra Space Storage, Inc.	52,400	4,849,096
FelCor Lodging Trust, Inc.	132,100	822,983
Outfront Media, Inc.	151,420	3,659,821
Store Capital Corp.	376,500	11,087,925
Sun Communities, Inc.	5,600	429,184
VEREIT, Inc.	416,200	4,220,268
		57,246,344
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	295,606	7,827,647
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1

TOTAL FINANCIALS		314,969,612

HEALTH CARE - 9.4%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	50,150	5,855,514
Amgen, Inc.	127,809	19,446,139
Biogen, Inc. (a)	43,291	10,468,630
Celgene Corp. (a)	111,300	10,977,519
Gilead Sciences, Inc.	181,183	15,114,286
Regeneron Pharmaceuticals, Inc. (a)	16,900	5,901,987
Shire PLC sponsored ADR	47,700	8,780,616
Vertex Pharmaceuticals, Inc. (a)	80,800	6,950,416
		83,495,107
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	285,500	11,223,005
Boston Scientific Corp. (a)	829,180	19,377,937
Edwards Lifesciences Corp. (a)	71,800	7,160,614
Medtronic PLC	325,856	28,274,525
The Cooper Companies, Inc.	20,014	3,433,802
Wright Medical Group NV (a)	127,300	2,211,201
		71,681,084
Health Care Providers & Services - 2.0%
Adeptus Health, Inc. Class A (a)	8,000	413,280
Cigna Corp.	85,800	10,981,542
Henry Schein, Inc. (a)	46,724	8,260,803
Humana, Inc.	13,800	2,482,344
McKesson Corp.	57,128	10,662,941
UnitedHealth Group, Inc.	161,200	22,761,440
Universal Health Services, Inc. Class B	35,300	4,733,730
		60,296,080
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	81,025	3,797,642
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	135,200	5,997,472
Thermo Fisher Scientific, Inc.	75,917	11,217,496
		17,214,968
Pharmaceuticals - 1.7%
Allergan PLC (a)	72,723	16,805,558
Bristol-Myers Squibb Co.	305,260	22,451,873
GlaxoSmithKline PLC sponsored ADR	119,100	5,161,794
Horizon Pharma PLC (a)	103,300	1,701,351
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,900	4,565,907
		50,686,483

TOTAL HEALTH CARE		287,171,364

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	177,000	18,151,350
Electrical Equipment - 1.7%
AMETEK, Inc.	979,291	45,272,623
Fortive Corp. (a)	13,000	640,380
SolarCity Corp. (a)	92,821	2,221,207
Sunrun, Inc. (a)(b)	503,390	2,985,103
		51,119,313
Industrial Conglomerates - 2.9%
Danaher Corp.	486,818	49,168,618
Roper Technologies, Inc.	241,161	41,132,420
		90,301,038
Machinery - 0.2%
Pentair PLC	124,100	7,233,789
SPX Flow, Inc. (a)	17,300	451,011
		7,684,800
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	210,100	17,034,908

TOTAL INDUSTRIALS		184,291,409

INFORMATION TECHNOLOGY - 12.1%
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.	22,200	410,034
Samsung SDI Co. Ltd.	26,899	2,545,357
		2,955,391
Internet Software & Services - 4.1%
2U, Inc. (a)	127,250	3,742,423
58.com, Inc. ADR (a)	70,300	3,226,067
Alphabet, Inc.:
Class A	3,600	2,532,708
Class C (a)	83,549	57,824,263
Box, Inc. Class A (a)(b)	77,800	804,452
Cornerstone OnDemand, Inc. (a)	80,504	3,063,982
Facebook, Inc. Class A (a)	304,104	34,753,005
Just Dial Ltd.	111,750	1,015,134
New Relic, Inc. (a)	216,810	6,369,878
Shopify, Inc. Class A (a)	200	6,152
Velti PLC (a)(c)	284,296	1,535
Yahoo!, Inc. (a)	280,800	10,546,848
		123,886,447
IT Services - 0.5%
Alliance Data Systems Corp. (a)	7,100	1,391,032
ASAC II LP (a)(c)	444,553	74,685
Blackhawk Network Holdings, Inc. (a)	132,491	4,437,124
Cognizant Technology Solutions Corp. Class A (a)	11,200	641,088
Global Payments, Inc.	28,300	2,020,054
Travelport Worldwide Ltd.	624,464	8,049,341
		16,613,324
Semiconductors & Semiconductor Equipment - 2.1%
Intersil Corp. Class A	158,474	2,145,738
Lam Research Corp.	39,000	3,278,340
Marvell Technology Group Ltd.	651,600	6,209,748
Maxim Integrated Products, Inc.	8,254	294,585
Micron Technology, Inc. (a)	86,300	1,187,488
NVIDIA Corp.	95,500	4,489,455
NXP Semiconductors NV (a)	127,000	9,949,180
Qorvo, Inc. (a)	470,465	25,997,896
Qualcomm, Inc.	120,408	6,450,257
Semtech Corp. (a)	116,300	2,774,918
SolarEdge Technologies, Inc. (a)	41,700	817,320
		63,594,925
Software - 2.9%
Activision Blizzard, Inc.	156,218	6,190,919
Adobe Systems, Inc. (a)	62,931	6,028,160
Autodesk, Inc. (a)	615,659	33,331,778
Electronic Arts, Inc. (a)	96,900	7,341,144
HubSpot, Inc. (a)	53,010	2,301,694
Microsoft Corp.	243,200	12,444,544
Red Hat, Inc. (a)	29,300	2,127,180
Salesforce.com, Inc. (a)	182,800	14,516,148
Varonis Systems, Inc. (a)	66,762	1,603,623
Zendesk, Inc. (a)	140,300	3,701,114
		89,586,304
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	570,311	54,521,732
EMC Corp.	295,300	8,023,301
HP, Inc.	726,200	9,113,810
Western Digital Corp.	4,869	230,109
		71,888,952

TOTAL INFORMATION TECHNOLOGY		368,525,343

MATERIALS - 2.1%
Chemicals - 1.7%
CF Industries Holdings, Inc.	82,300	1,983,430
E.I. du Pont de Nemours & Co.	219,300	14,210,640
Eastman Chemical Co.	81,296	5,519,998
Ecolab, Inc.	111,079	13,173,969
Ingevity Corp. (a)	15,270	519,791
Monsanto Co.	41,100	4,250,151
PPG Industries, Inc.	61,000	6,353,150
W.R. Grace & Co.	60,025	4,394,430
		50,405,559
Construction Materials - 0.1%
Eagle Materials, Inc.	45,950	3,545,043
Containers & Packaging - 0.3%
Ball Corp.	5,800	419,282
Graphic Packaging Holding Co.	305,898	3,835,961
WestRock Co.	148,022	5,753,615
		10,008,858

TOTAL MATERIALS		63,959,460

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	670,271	28,962,410
Cogent Communications Group, Inc.	41,300	1,654,478
Level 3 Communications, Inc. (a)	87,604	4,510,730
Verizon Communications, Inc.	235,796	13,166,849
Zayo Group Holdings, Inc. (a)	60,900	1,700,937
		49,995,404
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	23,500	1,016,845
Telephone & Data Systems, Inc.	26,000	771,160
		1,788,005

TOTAL TELECOMMUNICATION SERVICES		51,783,409

UTILITIES - 2.2%
Electric Utilities - 1.5%
DONG Energy A/S (a)	18,200	656,481
Edison International	68,305	5,305,249
Exelon Corp.	254,400	9,249,984
FirstEnergy Corp.	51,400	1,794,374
NextEra Energy, Inc.	109,351	14,259,370
PG&E Corp.	115,450	7,379,564
PPL Corp.	165,050	6,230,638
		44,875,660
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	61,270	918,437
NRG Yield, Inc. Class C	51,400	801,326
Vivint Solar, Inc. (a)(b)	333,251	1,023,081
		2,742,844
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	43,200	1,036,800
Dominion Resources, Inc.	105,700	8,237,201
SCANA Corp.	1,800	136,188
Sempra Energy	87,895	10,021,788
		19,431,977

TOTAL UTILITIES		67,050,481

TOTAL COMMON STOCKS
(Cost $1,693,790,596)		1,945,500,409
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	1,162,000	1,105,713

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.35% 8/11/16 to 9/8/16 (d)
(Cost $879,588)	880,000	879,696
	Shares	Value

Fixed-Income Funds - 34.4%
Fidelity High Income Central Fund 2 (e)	744,575	$79,230,209
Fidelity VIP Investment Grade Central Fund (e)	9,056,425	970,395,921
TOTAL FIXED-INCOME FUNDS
(Cost $1,012,283,640)		1,049,626,130

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.43% (f)	63,124,216	63,124,216
Fidelity Securities Lending Cash Central Fund, 0.46% (f)(g)	1,281,600	1,281,600
TOTAL MONEY MARKET FUNDS
(Cost $64,405,816)		64,405,816
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,772,521,640)		3,061,517,764
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,501,280)
NET ASSETS - 100%		$3,056,016,484

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
160 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	16,721,600	$(82,776)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,220 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $879,696.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$4,445,530
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,269
Fidelity High Income Central Fund 2	2,466,220
Fidelity Securities Lending Cash Central Fund	128,860
Fidelity VIP Investment Grade Central Fund	14,552,334
Total	$17,239,683

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$53,349,035	$22,367,739	$--	$79,230,209	9.7%
Fidelity VIP Investment Grade Central Fund	915,358,433	24,013,099	--	970,395,921	20.5%
Total	$968,707,468	$46,380,838	$--	$1,049,626,130

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$252,906,603	$252,307,340	$599,263	$--
Consumer Staples	207,512,536	207,512,536	--	--
Energy	147,330,192	147,330,192	--	--
Financials	314,969,612	311,435,602	3,534,009	1
Health Care	287,171,364	287,171,364	--	--
Industrials	184,291,409	184,291,409	--	--
Information Technology	368,525,343	364,888,632	3,562,026	74,685
Materials	63,959,460	63,959,460	--	--
Telecommunication Services	51,783,409	51,783,409	--	--
Utilities	67,050,481	66,394,000	656,481	--
Corporate Bonds	1,105,713	--	1,105,713	--
U.S. Government and Government Agency Obligations	879,696	--	879,696	--
Fixed-Income Funds	1,049,626,130	1,049,626,130	--	--
Money Market Funds	64,405,816	64,405,816	--	--
Total Investments in Securities:	$3,061,517,764	$3,051,105,890	$10,337,188	$74,686
Derivative Instruments:
Liabilities
Futures Contracts	$(82,776)	$(82,776)	$--	$--
Total Liabilities	$(82,776)	$(82,776)	$--	$--
Total Derivative Instruments:	$(82,776)	$(82,776)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(82,776)
Total Equity Risk	0	(82,776)
Total Value of Derivatives	$0	$(82,776)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited): The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

U.S. Government and U.S. Government Agency Obligations	14.2%
AAA,AA,A	4.2%
BBB	10.0%
BB	4.1%
B	1.7%
CCC,CC,C	0.6%
D	0.0%
Not Rated	0.0%
Equities	63.7%
Short-Term Investments and Net Other Assets	1.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Ireland	1.8%
United Kingdom	1.8%
Netherlands	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,235,062) — See accompanying schedule: Unaffiliated issuers (cost $1,695,832,184)	$1,947,485,818
Fidelity Central Funds (cost $1,076,689,456)	1,114,031,946
Total Investments (cost $2,772,521,640)		$3,061,517,764
Cash		648,112
Foreign currency held at value (cost $68,131)		68,511
Receivable for investments sold		14,256,410
Receivable for fund shares sold		688,888
Dividends receivable		2,616,774
Interest receivable		81,727
Distributions receivable from Fidelity Central Funds		29,773
Receivable for daily variation margin for derivative instruments		206,248
Other receivables		29,115
Total assets		3,080,143,322
Liabilities
Payable for investments purchased	$20,576,538
Payable for fund shares redeemed	670,596
Accrued management fee	1,012,428
Distribution and service plan fees payable	117,470
Other affiliated payables	418,134
Other payables and accrued expenses	50,072
Collateral on securities loaned, at value	1,281,600
Total liabilities		24,126,838
Net Assets		$3,056,016,484
Net Assets consist of:
Paid in capital		$2,778,082,481
Undistributed net investment income		23,516,985
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,457,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		288,874,133
Net Assets		$3,056,016,484
Initial Class:
Net Asset Value, offering price and redemption price per share ($210,560,911 ÷ 12,961,791 shares)		$16.24
Service Class:
Net Asset Value, offering price and redemption price per share ($4,502,341 ÷ 278,613 shares)		$16.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($566,535,169 ÷ 35,652,826 shares)		$15.89
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,274,418,063 ÷ 141,072,152 shares)		$16.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$15,270,402
Interest		18,316
Income from Fidelity Central Funds		17,239,683
Total income		32,528,401
Expenses
Management fee	$5,878,901
Transfer agent fees	1,859,542
Distribution and service plan fees	678,971
Accounting and security lending fees	555,769
Custodian fees and expenses	39,325
Independent trustees' fees and expenses	6,483
Audit	41,678
Legal	4,923
Miscellaneous	12,142
Total expenses before reductions	9,077,734
Expense reductions	(66,107)	9,011,627
Net investment income (loss)		23,516,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,528,862)
Foreign currency transactions	27,278
Futures contracts	(9,333)
Capital gain distributions from Fidelity Central Funds	9,460,766
Total net realized gain (loss)		(14,050,151)
Change in net unrealized appreciation (depreciation) on: Investment securities	62,935,106
Assets and liabilities in foreign currencies	(27,039)
Futures contracts	(552,848)
Total change in net unrealized appreciation (depreciation)		62,355,219
Net gain (loss)		48,305,068
Net increase (decrease) in net assets resulting from operations		$71,821,842

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,516,774	$42,414,500
Net realized gain (loss)	(14,050,151)	83,470,657
Change in net unrealized appreciation (depreciation)	62,355,219	(115,895,671)
Net increase (decrease) in net assets resulting from operations	71,821,842	9,989,486
Distributions to shareholders from net investment income	–	(44,291,936)
Distributions to shareholders from net realized gain	(72,272,483)	(85,979,865)
Total distributions	(72,272,483)	(130,271,801)
Share transactions - net increase (decrease)	58,661,371	319,786,548
Total increase (decrease) in net assets	58,210,730	199,504,233
Net Assets
Beginning of period	2,997,805,754	2,798,301,521
End of period	$3,056,016,484	$2,997,805,754
Other Information
Undistributed net investment income end of period	$23,516,985	$211

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.27	$16.93	$17.76	$15.76	$14.63	$15.50
Income from Investment Operations
Net investment income (loss)A	.13	.26	.27	.26	.26	.26
Net realized and unrealized gain (loss)	.23	(.16)	1.37	2.76	1.91	(.83)
Total from investment operations	.36	.10	1.64	3.02	2.17	(.57)
Distributions from net investment income	–	(.26)	(.25)	(.27)	(.26)B	(.26)
Distributions from net realized gain	(.39)	(.50)	(2.22)	(.76)	(.78)B	(.04)
Total distributions	(.39)	(.76)	(2.47)	(1.02)C	(1.04)	(.30)
Net asset value, end of period	$16.24	$16.27	$16.93	$17.76	$15.76	$14.63
Total ReturnD,E,F	2.48%	.59%	10.26%	19.66%	15.07%	(3.61)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%	.54%	.54%
Expenses net of all reductions	.51%I	.51%	.51%	.52%	.53%	.53%
Net investment income (loss)	1.70%I	1.54%	1.63%	1.54%	1.69%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$210,561	$212,589	$220,897	$207,796	$178,915	$171,959
Portfolio turnover rateJ	38%I	54%	56%	95%	48%	47%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.02 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.20	$16.86	$17.70	$15.71	$14.58	$15.45
Income from Investment Operations
Net investment income (loss)A	.13	.24	.25	.24	.24	.24
Net realized and unrealized gain (loss)	.22	(.15)	1.36	2.75	1.91	(.83)
Total from investment operations	.35	.09	1.61	2.99	2.15	(.59)
Distributions from net investment income	–	(.25)	(.23)	(.24)	(.23)B	(.24)
Distributions from net realized gain	(.39)	(.50)	(2.22)	(.76)	(.78)B	(.04)
Total distributions	(.39)	(.75)	(2.45)	(1.00)	(1.02)C	(.28)
Net asset value, end of period	$16.16	$16.20	$16.86	$17.70	$15.71	$14.58
Total ReturnD,E,F	2.43%	.51%	10.09%	19.50%	14.95%	(3.78)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.62%	.65%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.61%I	.61%	.65%	.66%	.67%	.67%
Expenses net of all reductions	.61%I	.61%	.65%	.66%	.67%	.67%
Net investment income (loss)	1.60%I	1.43%	1.50%	1.41%	1.55%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$4,502	$4,619	$3,267	$3,474	$3,548	$3,930
Portfolio turnover rateJ	38%I	54%	56%	95%	48%	47%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.02 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.784 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.95	$16.61	$17.47	$15.53	$14.43	$15.29
Income from Investment Operations
Net investment income (loss)A	.11	.21	.23	.21	.22	.22
Net realized and unrealized gain (loss)	.22	(.15)	1.34	2.71	1.89	(.81)
Total from investment operations	.33	.06	1.57	2.92	2.11	(.59)
Distributions from net investment income	–	(.22)	(.22)	(.23)	(.22)B	(.23)
Distributions from net realized gain	(.39)	(.50)	(2.22)	(.76)	(.78)B	(.04)
Total distributions	(.39)	(.72)	(2.43)C	(.98)D	(1.01)E	(.27)
Net asset value, end of period	$15.89	$15.95	$16.61	$17.47	$15.53	$14.43
Total ReturnF,G,H	2.34%	.36%	10.02%	19.28%	14.82%	(3.83)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.76%	.76%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%K	.76%	.76%	.77%	.78%	.79%
Expenses net of all reductions	.75%K	.76%	.76%	.77%	.78%	.78%
Net investment income (loss)	1.45%K	1.29%	1.38%	1.29%	1.44%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$566,535	$555,924	$521,880	$436,060	$353,711	$290,719
Portfolio turnover rateL	38%K	54%	56%	95%	48%	47%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $2.217 per share.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.755 per share.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.784 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.16	$16.82	$17.66	$15.68	$14.56	$15.43
Income from Investment Operations
Net investment income (loss)A	.13	.24	.26	.25	.25	.24
Net realized and unrealized gain (loss)	.22	(.15)	1.36	2.74	1.90	(.82)
Total from investment operations	.35	.09	1.62	2.99	2.15	(.58)
Distributions from net investment income	–	(.25)	(.24)	(.26)	(.24)B	(.25)
Distributions from net realized gain	(.39)	(.50)	(2.22)	(.76)	(.78)B	(.04)
Total distributions	(.39)	(.75)	(2.46)	(1.01)C	(1.03)D	(.29)
Net asset value, end of period	$16.12	$16.16	$16.82	$17.66	$15.68	$14.56
Total ReturnE,F,G	2.44%	.52%	10.18%	19.54%	14.99%	(3.71)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.59%	.59%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.59%J	.59%	.59%	.60%	.62%	.62%
Expenses net of all reductions	.59%J	.59%	.59%	.60%	.61%	.62%
Net investment income (loss)	1.62%J	1.46%	1.55%	1.46%	1.61%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,274,418	$2,224,674	$2,052,258	$1,783,149	$1,417,431	$1,264,520
Portfolio turnover rateK	38%J	54%	56%	95%	48%	47%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.01 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.755 per share.

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.784 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$370,418,682
Gross unrealized depreciation	(82,866,695)
Net unrealized appreciation (depreciation) on securities	$287,551,987
Tax cost	$2,773,965,777

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(9,333) and a change in net unrealized appreciation (depreciation) of $(552,848) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, aggregated $589,855,769 and $560,473,753, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,182
Service Class 2	676,789
$678,971

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$67,601
Service Class	1,440
Service Class 2	178,672
Investor Class	1,611,829
$1,859,542

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,956 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,596 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $361,900. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128,860, including $10,364 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $55,356 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,751.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$3,323,772
Service Class	–	64,282
Service Class 2	–	7,594,899
Investor Class	–	33,308,983
Total	$–	$44,291,936
From net realized gain
Initial Class	$5,002,229	$6,578,470
Service Class	103,655	103,935
Service Class 2	13,455,351	16,268,035
Investor Class	53,711,248	63,029,425
Total	$72,272,483	$85,979,865

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	514,915	1,154,477	$8,181,318	$19,407,389
Reinvestment of distributions	341,682	599,288	5,002,229	9,902,242
Shares redeemed	(959,724)	(1,735,971)	(15,120,853)	(29,100,395)
Net increase (decrease)	(103,127)	17,794	$(1,937,306)	$209,236
Service Class
Shares sold	33,269	118,581	$514,004	$1,959,537
Reinvestment of distributions	7,114	10,253	103,655	168,217
Shares redeemed	(46,938)	(37,445)	(730,974)	(623,998)
Net increase (decrease)	(6,555)	91,389	$(113,315)	$1,503,756
Service Class 2
Shares sold	2,591,319	6,448,104	$40,234,355	$106,308,756
Reinvestment of distributions	938,964	1,472,852	13,455,351	23,862,934
Shares redeemed	(2,741,487)	(4,480,604)	(42,194,849)	(73,117,062)
Net increase (decrease)	788,796	3,440,352	$11,494,857	$57,054,628
Investor Class
Shares sold	3,442,508	13,442,473	$53,809,013	$225,190,711
Reinvestment of distributions	3,696,576	5,873,921	53,711,248	96,338,408
Shares redeemed	(3,742,743)	(3,657,048)	(58,303,126)	(60,510,191)
Net increase (decrease)	3,396,341	15,659,346	$49,217,135	$261,018,928

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 80% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.51%
Actual		$1,000.00	$1,024.80	$2.57
Hypothetical-C		$1,000.00	$1,022.33	$2.56
Service Class	.61%
Actual		$1,000.00	$1,024.30	$3.07
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Service Class 2.76%
Actual		$1,000.00	$1,023.40	$3.82
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Investor Class	.59%
Actual		$1,000.00	$1,024.40	$2.97
Hypothetical-C		$1,000.00	$1,021.93	$2.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

VIPBAL-SANN-0816
1.705697.118

Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	6.9	7.9
Las Vegas Sands Corp.	5.3	4.7
Celgene Corp.	4.7	5.6
Adobe Systems, Inc.	3.7	3.0
AutoZone, Inc.	3.2	2.4
CME Group, Inc.	3.1	2.1
Home Depot, Inc.	2.7	3.0
Amgen, Inc.	2.7	3.1
Facebook, Inc. Class A	2.7	2.7
Jazz Pharmaceuticals PLC	2.3	1.6
	37.3

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.5	29.9
Health Care	25.8	30.4
Financials	15.2	13.2
Information Technology	13.6	11.1
Industrials	7.3	6.0

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments -16.8%

As of December 31, 2015 *
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 11.8%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 29.5%
Automobiles - 1.6%
General Motors Co.	99,800	$2,824,340
Hotels, Restaurants & Leisure - 7.7%
Dalata Hotel Group PLC (a)	211,840	859,142
Hilton Worldwide Holdings, Inc.	22,500	506,925
Las Vegas Sands Corp.	211,879	9,214,618
MGM Mirage, Inc. (a)	7,200	162,936
Royal Caribbean Cruises Ltd.	2,400	161,160
Starbucks Corp.	10,818	617,924
Whitbread PLC (b)	40,484	1,894,217
		13,416,922
Household Durables - 2.4%
Cairn Homes PLC (a)	820,864	875,224
D.R. Horton, Inc.	26,600	837,368
Lennar Corp. Class A	17,400	802,140
Newell Brands, Inc.	24,900	1,209,393
TRI Pointe Homes, Inc. (a)	31,600	373,512
		4,097,637
Leisure Products - 0.6%
Polaris Industries, Inc. (b)	12,216	998,780
Media - 7.4%
Altice NV Class A (a)	91,276	1,362,882
AMC Networks, Inc. Class A (a)	11,800	712,956
CBS Corp. Class B	21,200	1,154,128
Charter Communications, Inc. Class A	9,777	2,235,413
Havas SA	100,800	777,451
Interpublic Group of Companies, Inc.	61,684	1,424,900
ITV PLC	970,454	2,326,834
Omnicom Group, Inc.	11,301	920,918
Scripps Networks Interactive, Inc. Class A	17,100	1,064,817
The Walt Disney Co.	9,543	933,496
		12,913,795
Multiline Retail - 2.9%
Dollar General Corp.	18,579	1,746,426
JC Penney Corp., Inc. (a)(b)	374,300	3,323,784
		5,070,210
Specialty Retail - 6.9%
Abercrombie & Fitch Co. Class A	5,900	105,079
AutoZone, Inc. (a)	7,157	5,681,513
Home Depot, Inc.	36,387	4,646,256
TJX Companies, Inc.	12,990	1,003,218
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,399	584,492
Williams-Sonoma, Inc.	1,506	78,508
		12,099,066

TOTAL CONSUMER DISCRETIONARY		51,420,750

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	6,600	1,036,464
Tobacco - 1.4%
Reynolds American, Inc.	45,822	2,471,180

TOTAL CONSUMER STAPLES		3,507,644

ENERGY - 2.9%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	17,800	803,314
Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips Co.	34,000	1,482,400
Marathon Oil Corp.	87,700	1,316,377
Murphy Oil Corp.	14,020	445,135
Suncor Energy, Inc.	39,700	1,101,318
		4,345,230

TOTAL ENERGY		5,148,544

FINANCIALS - 15.2%
Banks - 6.3%
Bank of America Corp.	197,400	2,619,498
Bank of Montreal	16,600	1,052,959
Bank of Nova Scotia (b)	15,000	735,052
Citigroup, Inc.	42,600	1,805,814
JPMorgan Chase & Co.	14,300	888,602
Royal Bank of Canada	18,500	1,093,146
The Toronto-Dominion Bank	18,806	807,583
Wells Fargo & Co.	43,800	2,073,054
		11,075,708
Capital Markets - 3.2%
Ameriprise Financial, Inc.	16,779	1,507,593
E*TRADE Financial Corp. (a)	64,740	1,520,743
Goldman Sachs Group, Inc.	3,600	534,888
Morgan Stanley	74,600	1,938,108
		5,501,332
Diversified Financial Services - 5.2%
Broadcom Ltd.	5,500	854,700
CME Group, Inc.	56,375	5,490,925
MSCI, Inc. Class A	12,571	969,476
S&P Global, Inc.	16,666	1,787,595
		9,102,696
Insurance - 0.1%
Marsh & McLennan Companies, Inc.	2,400	164,304
Real Estate Investment Trusts - 0.4%
American Tower Corp.	5,500	624,855

TOTAL FINANCIALS		26,468,895

HEALTH CARE - 25.8%
Biotechnology - 20.9%
Actelion Ltd.	19,191	3,231,718
Alexion Pharmaceuticals, Inc.(a)	15,700	1,833,132
Amgen, Inc.	30,401	4,625,512
Biogen, Inc. (a)	8,340	2,016,779
Celgene Corp. (a)	82,939	8,180,274
Gilead Sciences, Inc.	145,214	12,113,750
Medivation, Inc. (a)	12,353	744,886
Regeneron Pharmaceuticals, Inc. (a)	6,500	2,269,995
Vertex Pharmaceuticals, Inc. (a)	16,900	1,453,738
		36,469,784
Health Care Equipment & Supplies - 0.8%
Hologic, Inc. (a)	14,900	515,540
Medtronic PLC	11,009	955,251
		1,470,791
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	8,721	641,430
Cardiome Pharma Corp. (a)	15,800	81,054
Jazz Pharmaceuticals PLC (a)	28,399	4,013,063
Pacira Pharmaceuticals, Inc. (a)	39,839	1,343,769
The Medicines Company (a)	30,000	1,008,900
		7,088,216

TOTAL HEALTH CARE		45,028,791

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	3,600	893,412
Northrop Grumman Corp.	5,359	1,191,199
Raytheon Co.	5,200	706,940
		2,791,551
Airlines - 1.4%
Air Canada (a)	86,900	597,965
Ryanair Holdings PLC sponsored ADR	26,707	1,857,205
		2,455,170
Building Products - 0.1%
Kingspan Group PLC (Ireland)	10,500	227,495
Machinery - 1.5%
Flowserve Corp.	15,000	677,550
IDEX Corp.	2,900	238,090
Pentair PLC	16,016	933,573
Xylem, Inc.	17,334	773,963
		2,623,176
Marine - 0.5%
Irish Continental Group PLC unit	171,000	801,805
Professional Services - 0.7%
Equifax, Inc.	5,800	744,720
Robert Half International, Inc.	11,800	450,288
		1,195,008
Road & Rail - 0.6%
Norfolk Southern Corp.	12,400	1,055,612
Trading Companies & Distributors - 0.9%
GATX Corp. (b)	4,614	202,878
HD Supply Holdings, Inc. (a)	37,257	1,297,289
		1,500,167

TOTAL INDUSTRIALS		12,649,984

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.5%
Cisco Systems, Inc.	28,400	814,796
Internet Software & Services - 2.9%
Datalex PLC	102,007	380,218
Facebook, Inc. Class A (a)	40,314	4,607,084
		4,987,302
IT Services - 3.0%
Accenture PLC Class A	8,500	962,965
First Data Corp. Class A (a)	62,006	686,406
Fiserv, Inc. (a)	8,855	962,804
Global Payments, Inc.	10,500	749,490
Visa, Inc. Class A	24,505	1,817,536
		5,179,201
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	16,600	544,480
Lam Research Corp.	5,306	446,022
Qorvo, Inc. (a)	7,100	392,346
Qualcomm, Inc.	13,300	712,481
Texas Instruments, Inc.	14,100	883,365
		2,978,694
Software - 5.5%
Adobe Systems, Inc. (a)	66,666	6,385,936
Electronic Arts, Inc. (a)	28,700	2,174,312
Intuit, Inc.	5,100	569,211
Manhattan Associates, Inc. (a)	3,285	210,667
Ultimate Software Group, Inc. (a)	1,600	336,464
		9,676,590

TOTAL INFORMATION TECHNOLOGY		23,636,583

MATERIALS - 1.4%
Chemicals - 1.4%
Axalta Coating Systems (a)	13,900	368,767
FMC Corp.	8,601	398,312
LyondellBasell Industries NV Class A	12,800	952,576
PPG Industries, Inc.	7,035	732,695
		2,452,350
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	9,503	411,195
TOTAL COMMON STOCKS
(Cost $155,713,355)		170,724,736

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.43% (c)	2,158,506	2,158,506
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	4,695,558	4,695,558
TOTAL MONEY MARKET FUNDS
(Cost $6,854,064)		6,854,064
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $162,567,419)		177,578,800
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(3,209,641)
NET ASSETS - 100%		$174,369,159

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,805
Fidelity Securities Lending Cash Central Fund	23,600
Total	$34,405

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,420,750	$43,325,000	$8,095,750	$--
Consumer Staples	3,507,644	3,507,644	--	--
Energy	5,148,544	5,148,544	--	--
Financials	26,468,895	26,468,895	--	--
Health Care	45,028,791	41,797,073	3,231,718	--
Industrials	12,649,984	11,620,684	1,029,300	--
Information Technology	23,636,583	23,256,365	380,218	--
Materials	2,452,350	2,452,350	--	--
Telecommunication Services	411,195	411,195	--	--
Money Market Funds	6,854,064	6,854,064	--	--
Total Investments in Securities:	$177,578,800	$164,841,814	$12,736,986	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$7,877,970
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Ireland	6.8%
Canada	3.0%
United Kingdom	2.4%
Switzerland	1.9%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,518,560) — See accompanying schedule: Unaffiliated issuers (cost $155,713,355)	$170,724,736
Fidelity Central Funds (cost $6,854,064)	6,854,064
Total Investments (cost $162,567,419)		$177,578,800
Foreign currency held at value (cost $12,819)		12,814
Receivable for investments sold		3,892,707
Receivable for fund shares sold		4,652
Dividends receivable		76,925
Distributions receivable from Fidelity Central Funds		3,526
Other receivables		5,364
Total assets		181,574,788
Liabilities
Payable to custodian bank	$34,342
Payable for investments purchased	2,256,774
Payable for fund shares redeemed	112,648
Accrued management fee	81,970
Distribution and service plan fees payable	3,696
Other affiliated payables	20,641
Collateral on securities loaned, at value	4,695,558
Total liabilities		7,205,629
Net Assets		$174,369,159
Net Assets consist of:
Paid in capital		$158,314,878
Undistributed net investment income		927,111
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		118,323
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,008,847
Net Assets		$174,369,159
Initial Class:
Net Asset Value, offering price and redemption price per share ($27,700,302 ÷ 2,371,600 shares)		$11.68
Service Class:
Net Asset Value, offering price and redemption price per share ($506,888 ÷ 43,811 shares)		$11.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($17,217,001 ÷ 1,511,577 shares)		$11.39
Investor Class:
Net Asset Value, offering price and redemption price per share ($128,944,968 ÷ 11,062,239 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$1,633,309
Income from Fidelity Central Funds		34,405
Total income		1,667,714
Expenses
Management fee	$521,220
Transfer agent fees	119,337
Distribution and service plan fees	22,700
Accounting and security lending fees	37,469
Custodian fees and expenses	16,275
Independent trustees' fees and expenses	436
Audit	25,136
Legal	3,151
Miscellaneous	725
Total expenses before reductions	746,449
Expense reductions	(11,719)	734,730
Net investment income (loss)		932,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	658,214
Foreign currency transactions	(5,529)
Total net realized gain (loss)		652,685
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,930,861)
Assets and liabilities in foreign currencies	(2,069)
Total change in net unrealized appreciation (depreciation)		(12,932,930)
Net gain (loss)		(12,280,245)
Net increase (decrease) in net assets resulting from operations		$(11,347,261)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$932,984	$2,013,147
Net realized gain (loss)	652,685	7,594,396
Change in net unrealized appreciation (depreciation)	(12,932,930)	(8,327,161)
Net increase (decrease) in net assets resulting from operations	(11,347,261)	1,280,382
Distributions to shareholders from net investment income	(179,337)	(1,813,948)
Distributions to shareholders from net realized gain	(8,053,857)	(11,800,940)
Total distributions	(8,233,194)	(13,614,888)
Share transactions - net increase (decrease)	(29,517,445)	29,167,908
Total increase (decrease) in net assets	(49,097,900)	16,833,402
Net Assets
Beginning of period	223,467,059	206,633,657
End of period	$174,369,159	$223,467,059
Other Information
Undistributed net investment income end of period	$927,111	$173,464

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.85	$13.56	$12.76	$10.02	$8.22	$8.47
Income from Investment Operations
Net investment income (loss)A	.06	.13	.06	.05	.07	.03
Net realized and unrealized gain (loss)	(.72)	.04	1.30	3.70	1.80	(.26)
Total from investment operations	(.66)	.17	1.36	3.75	1.87	(.23)
Distributions from net investment income	(.01)	(.12)	(.06)	(.04)	(.07)	(.02)
Distributions from net realized gain	(.49)	(.77)	(.50)	(.97)	–	–
Total distributions	(.51)B	(.88)C	(.56)	(1.01)	(.07)	(.02)
Net asset value, end of period	$11.68	$12.85	$13.56	$12.76	$10.02	$8.22
Total ReturnD,E,F	(4.85)%	1.30%	10.92%	38.53%	22.72%	(2.69)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.70%	.72%	.77%	.82%	.87%
Expenses net of fee waivers, if any	.70%I	.70%	.72%	.77%	.82%	.85%
Expenses net of all reductions	.69%I	.69%	.71%	.76%	.80%	.84%
Net investment income (loss)	1.07%I	.97%	.47%	.47%	.78%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$27,700	$37,281	$38,705	$35,050	$21,049	$13,817
Portfolio turnover rateJ	115%I	129%	122%	136%	168%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.767 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$13.45	$12.66	$9.95	$8.17	$8.41
Income from Investment Operations
Net investment income (loss)A	.06	.12	.05	.04	.07	.02
Net realized and unrealized gain (loss)	(.72)	.03	1.29	3.67	1.78	(.25)
Total from investment operations	(.66)	.15	1.34	3.71	1.85	(.23)
Distributions from net investment income	(.01)	(.10)	(.05)	(.03)	(.07)	(.01)
Distributions from net realized gain	(.49)	(.77)	(.50)	(.97)	–	–
Total distributions	(.51)B	(.86)C	(.55)	(1.00)	(.07)	(.01)
Net asset value, end of period	$11.57	$12.74	$13.45	$12.66	$9.95	$8.17
Total ReturnD,E,F	(4.89)%	1.16%	10.88%	38.39%	22.61%	(2.68)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.80%	.81%	.86%	.91%	.95%
Expenses net of fee waivers, if any	.80%I	.80%	.81%	.86%	.91%	.95%
Expenses net of all reductions	.79%I	.79%	.80%	.85%	.88%	.94%
Net investment income (loss)	.97%I	.87%	.37%	.38%	.70%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$507	$642	$946	$518	$347	$141
Portfolio turnover rateJ	115%I	129%	122%	136%	168%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.767 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.56	$13.27	$12.50	$9.83	$8.08	$8.31
Income from Investment Operations
Net investment income (loss)A	.05	.09	.03	.03	.05	–B
Net realized and unrealized gain (loss)	(.71)	.05	1.27	3.62	1.75	(.23)
Total from investment operations	(.66)	.14	1.30	3.65	1.80	(.23)
Distributions from net investment income	(.01)	(.08)	(.03)	(.01)	(.05)	–
Distributions from net realized gain	(.49)	(.77)	(.50)	(.97)	–	–
Total distributions	(.51)C	(.85)	(.53)	(.98)	(.05)	–
Net asset value, end of period	$11.39	$12.56	$13.27	$12.50	$9.83	$8.08
Total ReturnD,E,F	(4.97)%	1.02%	10.66%	38.25%	22.25%	(2.77)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.95%I	.95%	.97%	1.02%	1.07%	1.11%
Expenses net of fee waivers, if any	.95%I	.95%	.97%	1.01%	1.07%	1.10%
Expenses net of all reductions	.94%I	.94%	.96%	1.00%	1.05%	1.09%
Net investment income (loss)	.82%I	.72%	.22%	.22%	.54%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$17,217	$20,128	$24,336	$24,512	$18,565	$12,014
Portfolio turnover rateJ	115%I	129%	122%	136%	168%	168%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.494 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.83	$13.54	$12.75	$10.01	$8.22	$8.46
Income from Investment Operations
Net investment income (loss)A	.06	.12	.05	.05	.07	.02
Net realized and unrealized gain (loss)	(.72)	.04	1.29	3.69	1.78	(.24)
Total from investment operations	(.66)	.16	1.34	3.74	1.85	(.22)
Distributions from net investment income	(.01)	(.11)	(.05)	(.04)	(.06)	(.02)
Distributions from net realized gain	(.49)	(.77)	(.50)	(.97)	–	–
Total distributions	(.51)B	(.87)C	(.55)	(1.00)D	(.06)	(.02)
Net asset value, end of period	$11.66	$12.83	$13.54	$12.75	$10.01	$8.22
Total ReturnE,F,G	(4.86)%	1.22%	10.79%	38.52%	22.52%	(2.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.78%	.79%	.84%	.90%	.94%
Expenses net of fee waivers, if any	.78%J	.78%	.79%	.84%	.90%	.93%
Expenses net of all reductions	.77%J	.77%	.79%	.83%	.87%	.92%
Net investment income (loss)	.99%J	.89%	.39%	.40%	.71%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$128,945	$165,416	$142,646	$105,425	$37,037	$22,787
Portfolio turnover rateK	115%J	129%	122%	136%	168%	168%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.767 per share.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.967 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,871,184
Gross unrealized depreciation	(6,919,677)
Net unrealized appreciation (depreciation) on securities	$14,951,507
Tax cost	$162,627,293

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $107,919,571 and $144,183,286, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$255
Service Class 2	22,445
$22,700

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$10,261
Service Class	168
Service Class 2	5,925
Investor Class	102,983
$119,337

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,740 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $185 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,062,880. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,600, including $4,174 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10,907 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $803.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$29,609	$333,856
Service Class	463	4,800
Service Class 2	17,027	126,545
Investor Class	132,238	1,348,747
Total	$179,337	$1,813,948
From net realized gain
Initial Class	$1,329,712	$2,242,173
Service Class	20,796	54,559
Service Class 2	764,648	1,404,834
Investor Class	5,938,701	8,099,374
Total	$8,053,857	$11,800,940

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	25,806	537,177	$300,702	$7,199,471
Reinvestment of distributions	125,980	199,716	1,359,321	2,576,029
Shares redeemed	(680,466)	(690,307)	(8,060,065)	(9,122,359)
Net increase (decrease)	(528,680)	46,586	$(6,400,042)	$653,141
Service Class
Shares sold	–	4,038	$2	$54,048
Reinvestment of distributions	1,989	4,636	21,259	59,359
Shares redeemed	(8,516)	(28,704)	(105,906)	(382,810)
Net increase (decrease)	(6,527)	(20,030)	$(84,645)	$(269,403)
Service Class 2
Shares sold	79,174	288,124	$901,280	$3,722,995
Reinvestment of distributions	74,233	121,322	781,675	1,531,379
Shares redeemed	(243,785)	(641,236)	(2,811,352)	(8,242,162)
Net increase (decrease)	(90,378)	(231,790)	$(1,128,397)	$(2,987,788)
Investor Class
Shares sold	141,989	3,353,296	$1,667,939	$44,883,083
Reinvestment of distributions	563,690	733,990	6,070,939	9,448,121
Shares redeemed	(2,531,850)	(1,731,332)	(29,643,239)	(22,559,246)
Net increase (decrease)	(1,826,171)	2,355,954	$(21,904,361)	$31,771,958

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 90% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016 ).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.70%
Actual		$1,000.00	$951.50	$3.40
Hypothetical-C		$1,000.00	$1,021.38	$3.52
Service Class	.80%
Actual		$1,000.00	$951.10	$3.88
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Service Class 2.95%
Actual		$1,000.00	$950.30	$4.61
Hypothetical-C		$1,000.00	$1,020.14	$4.77
Investor Class	.78%
Actual		$1,000.00	$951.40	$3.78
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPDCA-SANN-0816
1.761772.115

Fidelity® Variable Insurance Products: Growth & Income Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.5	4.2
General Electric Co.(a)	3.3	3.8
Microsoft Corp.	3.1	3.3
Bank of America Corp.	2.6	2.9
Apple, Inc.	2.6	3.1
Chevron Corp.(a)	2.5	2.2
Johnson & Johnson(a)	2.4	2.1
Procter & Gamble Co.(a)	2.4	2.3
Citigroup, Inc.	2.3	2.6
Qualcomm, Inc.	1.9	1.9
	26.6

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	22.1
Information Technology	20.0	21.0
Health Care	14.2	12.3
Industrials	12.6	13.0
Energy	12.4	9.6

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Stocks	99.5%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.5%

 ** Written options (0.1)%

As of December 31, 2015*,**
Stocks	99.1%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.3%
BorgWarner, Inc.	57,000	$1,682,640
Johnson Controls, Inc.	24,100	1,066,666
		2,749,306
Automobiles - 0.2%
General Motors Co.	44,000	1,245,200
Harley-Davidson, Inc.	13,000	588,900
		1,834,100
Diversified Consumer Services - 0.0%
H&R Block, Inc.	16,800	386,400
Hotels, Restaurants & Leisure - 0.8%
Cedar Fair LP (depositary unit)	2,700	156,114
Dunkin' Brands Group, Inc.	29,500	1,286,790
Las Vegas Sands Corp.	33,600	1,461,264
Whitbread PLC	14,214	665,063
Wingstop, Inc.	3,500	95,375
Yum! Brands, Inc. (a)	42,989	3,564,648
		7,229,254
Leisure Products - 0.1%
NJOY, Inc. (b)(c)	95,073	3,831
Polaris Industries, Inc.	15,600	1,275,456
		1,279,287
Media - 4.3%
Comcast Corp. Class A (a)	271,571	17,703,713
Scripps Networks Interactive, Inc. Class A	85,355	5,315,056
Sinclair Broadcast Group, Inc. Class A	52,618	1,571,173
Time Warner, Inc.	169,449	12,461,279
Viacom, Inc. Class B (non-vtg.)	128,600	5,333,042
		42,384,263
Multiline Retail - 1.4%
Target Corp. (a)	190,477	13,299,104
Specialty Retail - 1.3%
Foot Locker, Inc.	19,600	1,075,256
L Brands, Inc.	19,500	1,309,035
Lowe's Companies, Inc.	130,717	10,348,865
		12,733,156
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	13,300	1,191,946

TOTAL CONSUMER DISCRETIONARY		83,086,816

CONSUMER STAPLES - 6.9%
Beverages - 2.2%
Britvic PLC	27,300	213,629
Diageo PLC	150,274	4,198,004
PepsiCo, Inc.	28,943	3,066,221
The Coca-Cola Co. (a)	306,953	13,914,179
		21,392,033
Food & Staples Retailing - 1.1%
CVS Health Corp.	81,164	7,770,641
Walgreens Boots Alliance, Inc.	35,523	2,958,000
		10,728,641
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	26,400	2,395,800
Household Products - 2.4%
Procter & Gamble Co. (a)	272,850	23,102,210
Personal Products - 0.1%
Edgewell Personal Care Co. (b)	16,000	1,350,560
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	15,457	2,001,372
Imperial Tobacco Group PLC	18,302	992,568
Philip Morris International, Inc.	55,138	5,608,637
		8,602,577

TOTAL CONSUMER STAPLES		67,571,821

ENERGY - 12.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	51,000	2,301,630
Helmerich & Payne, Inc.	19,100	1,282,183
National Oilwell Varco, Inc.	92,600	3,115,990
Oceaneering International, Inc.	101,800	3,039,748
Schlumberger Ltd.	34,447	2,724,069
		12,463,620
Oil, Gas & Consumable Fuels - 11.0%
Amyris, Inc. (b)(d)	32,895	14,819
Anadarko Petroleum Corp.	19,500	1,038,375
Apache Corp.	130,300	7,253,801
Cabot Oil & Gas Corp.	34,800	895,752
Cenovus Energy, Inc.	392,200	5,424,834
Chevron Corp. (a)	231,918	24,311,964
ConocoPhillips Co.	231,700	10,102,120
Energy Transfer Equity LP	65,500	941,235
EQT Midstream Partners LP	8,100	650,430
Golar LNG Ltd.	85,100	1,319,050
Imperial Oil Ltd.	232,400	7,353,622
Kinder Morgan, Inc.	449,000	8,405,280
Legacy Reserves LP	168,788	273,437
MPLX LP	26,246	882,653
PrairieSky Royalty Ltd. (d)	110,309	2,093,561
Suncor Energy, Inc.	538,660	14,942,973
Teekay LNG Partners LP	76,500	860,625
The Williams Companies, Inc.	469,490	10,155,069
Williams Partners LP	313,105	10,845,957
		107,765,557

TOTAL ENERGY		120,229,177

FINANCIALS - 20.5%
Banks - 13.7%
Bank of America Corp.	1,904,532	25,273,140
Citigroup, Inc.	527,618	22,365,727
Citizens Financial Group, Inc.	9,900	197,802
Comerica, Inc.	112,500	4,627,125
Cullen/Frost Bankers, Inc.	12,800	815,744
Fifth Third Bancorp	68,200	1,199,638
JPMorgan Chase & Co.	556,932	34,607,754
Lloyds Banking Group PLC	261,500	189,402
M&T Bank Corp.	41,200	4,871,076
PNC Financial Services Group, Inc.	55,872	4,547,422
Regions Financial Corp.	714,700	6,082,097
Standard Chartered PLC (United Kingdom)	209,083	1,586,308
SunTrust Banks, Inc.	281,764	11,574,865
U.S. Bancorp	292,598	11,800,477
Wells Fargo & Co.	93,469	4,423,888
		134,162,465
Capital Markets - 4.8%
Apollo Global Management LLC Class A	99,100	1,501,365
Ashmore Group PLC	181,100	721,081
Charles Schwab Corp.	173,784	4,398,473
Franklin Resources, Inc.	14,100	470,517
Goldman Sachs Group, Inc.	3,500	520,030
Invesco Ltd.	71,700	1,831,218
KKR & Co. LP	368,793	4,550,906
Morgan Stanley	230,883	5,998,340
Northern Trust Corp.	147,545	9,776,332
Oaktree Capital Group LLC Class A	38,200	1,709,832
State Street Corp.	221,779	11,958,324
The Blackstone Group LP	151,900	3,727,626
		47,164,044
Diversified Financial Services - 0.4%
FactSet Research Systems, Inc.	3,000	484,260
S&P Global, Inc.	29,600	3,174,896
		3,659,156
Insurance - 0.9%
Chubb Ltd.	1,000	130,710
Marsh & McLennan Companies, Inc.	60,642	4,151,551
MetLife, Inc.	63,114	2,513,831
Principal Financial Group, Inc.	41,400	1,701,954
		8,498,046
Real Estate Investment Trusts - 0.5%
American Tower Corp.	12,200	1,386,042
Crown Castle International Corp.	26,000	2,637,180
First Potomac Realty Trust	8,800	80,960
Sabra Health Care REIT, Inc.	30,600	631,431
		4,735,613
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	169,550	1,766,711

TOTAL FINANCIALS		199,986,035

HEALTH CARE - 13.2%
Biotechnology - 2.8%
AbbVie, Inc.	103,900	6,432,449
Amgen, Inc.	51,244	7,796,775
Biogen, Inc. (b)	23,300	5,634,406
Celgene Corp. (b)	20,600	2,031,778
Gilead Sciences, Inc.	17,600	1,468,192
Intercept Pharmaceuticals, Inc. (b)	6,445	919,573
Shire PLC sponsored ADR	18,600	3,423,888
		27,707,061
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	120,997	4,756,392
Ansell Ltd.	72,896	997,658
Becton, Dickinson & Co.	4,300	729,237
Medtronic PLC	138,285	11,998,989
Zimmer Biomet Holdings, Inc.	42,600	5,128,188
		23,610,464
Health Care Providers & Services - 1.4%
Cigna Corp.	14,200	1,817,458
McKesson Corp.	48,488	9,050,285
Patterson Companies, Inc.	50,743	2,430,082
		13,297,825
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	99,100	4,396,076
Pharmaceuticals - 6.2%
Bayer AG	1,700	170,739
Bristol-Myers Squibb Co.	33,700	2,478,635
GlaxoSmithKline PLC sponsored ADR	404,294	17,522,102
Innoviva, Inc.	44,800	471,744
Johnson & Johnson (a)	195,859	23,757,697
Novartis AG sponsored ADR	4,425	365,107
Sanofi SA	39,979	3,321,565
Teva Pharmaceutical Industries Ltd. sponsored ADR	239,703	12,040,282
		60,127,871

TOTAL HEALTH CARE		129,139,297

INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
General Dynamics Corp.	3,600	501,264
Meggitt PLC	38,842	211,123
Rolls-Royce Group PLC	172,200	1,643,644
The Boeing Co.	85,017	11,041,158
United Technologies Corp.	72,587	7,443,797
		20,840,986
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	42,200	3,133,350
PostNL NV (b)	697,314	2,844,531
United Parcel Service, Inc. Class B (a)	140,372	15,120,872
		21,098,753
Airlines - 0.2%
Copa Holdings SA Class A	35,638	1,862,442
Building Products - 0.1%
Lennox International, Inc.	3,600	513,360
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	28,800	1,202,112
Electrical Equipment - 0.9%
AMETEK, Inc.	10,400	480,792
Eaton Corp. PLC	17,100	1,021,383
Emerson Electric Co.	81,200	4,235,392
Hubbell, Inc. Class B	31,679	3,341,184
		9,078,751
Industrial Conglomerates - 3.3%
General Electric Co. (a)	1,017,550	32,032,474
Machinery - 0.7%
Caterpillar, Inc.	3,300	250,173
CLARCOR, Inc.	4,000	243,320
Deere & Co.	35,700	2,893,128
Donaldson Co., Inc.	44,000	1,511,840
IMI PLC	12,600	163,287
Pentair PLC	5,200	303,108
Wabtec Corp.	13,300	934,059
Xylem, Inc.	20,800	928,720
		7,227,635
Professional Services - 0.1%
Nielsen Holdings PLC	15,700	815,929
Road & Rail - 2.2%
CSX Corp.	280,247	7,308,842
J.B. Hunt Transport Services, Inc.	82,182	6,650,989
Kansas City Southern	31,200	2,810,808
Norfolk Southern Corp.	30,293	2,578,843
Union Pacific Corp.	25,100	2,189,975
		21,539,457
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	11,000	776,160
W.W. Grainger, Inc. (d)	2,700	613,575
Watsco, Inc.	27,292	3,839,711
		5,229,446

TOTAL INDUSTRIALS		121,441,345

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	561,404	16,106,681
Internet Software & Services - 2.9%
Alphabet, Inc.:
Class A	21,718	15,279,265
Class C (b)	18,783	12,999,714
		28,278,979
IT Services - 5.2%
First Data Corp. (e)	233,831	2,588,509
First Data Corp. Class A (b)	39,400	436,158
IBM Corp.	68,958	10,466,445
MasterCard, Inc. Class A	105,710	9,308,823
Paychex, Inc. (a)	201,231	11,973,245
Sabre Corp.	26,605	712,748
Unisys Corp. (b)	155,200	1,129,856
Visa, Inc. Class A	185,576	13,764,172
		50,379,956
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	84,700	3,022,943
Qualcomm, Inc.	356,061	19,074,188
Xilinx, Inc.	39,700	1,831,361
		23,928,492
Software - 3.6%
Microsoft Corp.	590,913	30,237,018
Oracle Corp.	85,791	3,511,426
SS&C Technologies Holdings, Inc.	38,600	1,083,888
		34,832,332
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	261,158	24,966,705
EMC Corp.	395,405	10,743,154
Western Digital Corp.	105,600	4,990,656
		40,700,515

TOTAL INFORMATION TECHNOLOGY		194,226,955

MATERIALS - 2.8%
Chemicals - 2.3%
CF Industries Holdings, Inc.	59,700	1,438,770
E.I. du Pont de Nemours & Co.	48,452	3,139,690
Johnson Matthey PLC	2,700	101,270
LyondellBasell Industries NV Class A	29,400	2,187,948
Monsanto Co.	110,819	11,459,793
Potash Corp. of Saskatchewan, Inc.	240,800	3,914,083
		22,241,554
Containers & Packaging - 0.5%
Ball Corp.	10,400	751,816
International Paper Co.	4,300	182,234
Packaging Corp. of America	10,800	722,844
WestRock Co.	75,200	2,923,024
		4,579,918

TOTAL MATERIALS		26,821,472

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	160,480	8,961,203
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	232,500	8,453,700
PPL Corp.	1,300	49,075
		8,502,775
Multi-Utilities - 0.0%
Sempra Energy	500	57,010

TOTAL UTILITIES		8,559,785

TOTAL COMMON STOCKS
(Cost $765,637,479)		960,023,906

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
Alere, Inc. 3.00%	28,029	9,340,664
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%	21,500	1,788,370
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (b)	4,400	473,968

TOTAL CONVERTIBLE PREFERRED STOCKS		11,603,002

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	11,608,500	15,454
Rolls-Royce Group PLC (C Shares) (b)	5,293,170	7,047
		22,501
TOTAL PREFERRED STOCKS
(Cost $9,260,700)		11,625,503
	Principal Amount	Value

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Tesla Motors, Inc. 1.25% 3/1/21	890,000	731,469
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 (c)	532,625	469,232
9.5% 4/15/19 (e)	716,000	338,310
Peabody Energy Corp. 4.75% 12/15/41 (f)	1,050,000	5,250
		812,792
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	1,430,000	1,310,238
TOTAL CONVERTIBLE BONDS
(Cost $4,144,794)		2,854,499
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.43% (g)	2,532,147	2,532,147
Fidelity Securities Lending Cash Central Fund, 0.46% (g)(h)	1,579,698	1,579,698
TOTAL MONEY MARKET FUNDS
(Cost $4,111,845)		4,111,845
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $783,154,818)		978,615,753
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,662,541)
NET ASSETS - 100%		$976,953,212

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Chevron Corp.	9/16/16 - $110.00	347	$33,658	$(37,129)
Comcast Corp. Class A	10/21/16 - $67.50	406	37,351	(54,201)
General Electric Co.	9/16/16 - $32.00	2,051	110,751	(139,468)
Johnson & Johnson	7/15/16 - $120.00	301	10,234	(57,792)
Paychex, Inc.	9/16/16 - $57.50	625	46,249	(165,625)
Procter & Gamble Co.	7/15/16 - $85.00	695	15,290	(41,005)
Target Corp.	7/15/16 - $87.50	342	50,410	(342)
The Coca-Cola Co.	7/15/16 - $48.00	317	5,072	(476)
United Parcel Service, Inc. Class B	10/21/16 - $105.00	207	88,125	(100,395)
Yum! Brands, Inc.	7/15/16 - $87.50	417	95,491	(20,850)
TOTAL WRITTEN OPTIONS			$492,631	$(617,283)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $35,507,681.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period,[the value of restricted securities (excluding 144A issues) amounted to $473,063 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,926,819 or 0.3% of net assets.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/16	$532,625
NJOY, Inc.	2/14/14	$164,894

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,045
Fidelity Securities Lending Cash Central Fund	39,904
Total	$43,949

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,086,816	$82,417,922	$665,063	$3,831
Consumer Staples	67,571,821	62,167,620	5,404,201	--
Energy	120,229,177	120,229,177	--	--
Financials	199,986,035	197,489,244	2,496,791	--
Health Care	138,479,961	124,649,335	13,830,626	--
Industrials	123,252,216	118,389,631	4,862,585	--
Information Technology	194,226,955	194,226,955	--	--
Materials	26,821,472	26,720,202	101,270	--
Telecommunication Services	8,961,203	8,961,203	--	--
Utilities	9,033,753	9,033,753	--	--
Corporate Bonds	2,854,499	--	2,854,499	--
Money Market Funds	4,111,845	4,111,845	--	--
Total Investments in Securities:	$978,615,753	$948,396,887	$30,215,035	$3,831
Derivative Instruments:
Liabilities
Written Options	$(617,283)	$(616,941)	$(342)	$--
Total Liabilities	$(617,283)	$(616,941)	$(342)	$--
Total Derivative Instruments:	$(617,283)	$(616,941)	$(342)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$15,639,850
Level 2 to Level 1	$755,798

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(617,283)
Total Equity Risk	0	(617,283)
Total Value of Derivatives	$0	$(617,283)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Canada	3.5%
United Kingdom	3.3%
Ireland	1.3%
Israel	1.2%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,502,220) — See accompanying schedule: Unaffiliated issuers (cost $779,042,973)	$974,503,908
Fidelity Central Funds (cost $4,111,845)	4,111,845
Total Investments (cost $783,154,818)		$978,615,753
Foreign currency held at value (cost $78,031)		78,031
Receivable for investments sold		1,649,904
Receivable for fund shares sold		545,114
Dividends receivable		1,427,979
Interest receivable		36,712
Distributions receivable from Fidelity Central Funds		5,260
Other receivables		7,269
Total assets		982,366,022
Liabilities
Payable for investments purchased	$1,784,258
Payable for fund shares redeemed	860,741
Accrued management fee	367,167
Distribution and service plan fees payable	68,455
Written options, at value (premium received $492,631)	617,283
Other affiliated payables	96,836
Other payables and accrued expenses	38,372
Collateral on securities loaned, at value	1,579,698
Total liabilities		5,412,810
Net Assets		$976,953,212
Net Assets consist of:
Paid in capital		$777,673,307
Undistributed net investment income		7,553,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,602,786)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,328,956
Net Assets		$976,953,212
Initial Class:
Net Asset Value, offering price and redemption price per share ($356,687,304 ÷ 19,938,326 shares)		$17.89
Service Class:
Net Asset Value, offering price and redemption price per share ($110,676,841 ÷ 6,237,479 shares)		$17.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($285,361,062 ÷ 16,282,051 shares)		$17.53
Investor Class:
Net Asset Value, offering price and redemption price per share ($224,228,005 ÷ 12,581,652 shares)		$17.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$12,541,820
Interest		80,516
Income from Fidelity Central Funds		43,949
Total income		12,666,285
Expenses
Management fee	$2,170,977
Transfer agent fees	409,685
Distribution and service plan fees	403,342
Accounting and security lending fees	162,067
Custodian fees and expenses	24,013
Independent trustees' fees and expenses	2,151
Audit	35,994
Legal	4,316
Interest	215
Miscellaneous	4,390
Total expenses before reductions	3,217,150
Expense reductions	(20,483)	3,196,667
Net investment income (loss)		9,469,618
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,822,407
Foreign currency transactions	4,305
Written options	757,342
Total net realized gain (loss)		2,584,054
Change in net unrealized appreciation (depreciation) on: Investment securities	774,611
Assets and liabilities in foreign currencies	635
Written options	(190,300)
Total change in net unrealized appreciation (depreciation)		584,946
Net gain (loss)		3,169,000
Net increase (decrease) in net assets resulting from operations		$12,638,618

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,469,618	$20,826,791
Net realized gain (loss)	2,584,054	58,283,136
Change in net unrealized appreciation (depreciation)	584,946	(104,868,319)
Net increase (decrease) in net assets resulting from operations	12,638,618	(25,758,392)
Distributions to shareholders from net investment income	–	(21,240,388)
Distributions to shareholders from net realized gain	(60,942,871)	(55,691,244)
Total distributions	(60,942,871)	(76,931,632)
Share transactions - net increase (decrease)	9,651,549	(13,978,089)
Total increase (decrease) in net assets	(38,652,704)	(116,668,113)
Net Assets
Beginning of period	1,015,605,916	1,132,274,029
End of period	$976,953,212	$1,015,605,916
Other Information
Undistributed net investment income end of period	$7,553,735	$–
Distributions in excess of net investment income end of period	$–	$(1,915,883)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.88	$20.78	$19.14	$14.59	$12.59	$12.62
Income from Investment Operations
Net investment income (loss)A	.18	.40	.38	.33	.32	.22
Net realized and unrealized gain (loss)	(.03)B	(.86)	1.63	4.55	2.01	(.01)
Total from investment operations	.15	(.46)	2.01	4.88	2.33	.21
Distributions from net investment income	–	(.42)C	(.36)	(.33)	(.33)	(.24)
Distributions from net realized gain	(1.14)	(1.01)C	(.01)	–	(.01)	–
Total distributions	(1.14)	(1.44)D	(.37)	(.33)	(.33)E	(.24)
Net asset value, end of period	$17.89	$18.88	$20.78	$19.14	$14.59	$12.59
Total ReturnF,G,H	1.45%	(2.27)%	10.47%	33.56%	18.56%	1.69%
Ratios to Average Net AssetsI,J
Expenses before reductions	.56%K	.56%	.57%	.57%	.59%	.59%
Expenses net of fee waivers, if any	.56%K	.56%	.57%	.57%	.59%	.59%
Expenses net of all reductions	.56%K	.56%	.57%	.57%	.58%	.58%
Net investment income (loss)	2.06%K	1.99%	1.90%	1.92%	2.29%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$356,687	$370,704	$406,311	$385,028	$300,330	$262,594
Portfolio turnover rateL	27%K	35%	45%	48%	54%	126%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.422 and distributions from net realized gain of $1.013 per share.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.75	$20.64	$19.01	$14.49	$12.51	$12.54
Income from Investment Operations
Net investment income (loss)A	.17	.37	.36	.31	.31	.21
Net realized and unrealized gain (loss)	(.04)B	(.85)	1.62	4.53	1.99	(.02)
Total from investment operations	.13	(.48)	1.98	4.84	2.30	.19
Distributions from net investment income	–	(.40)C	(.34)	(.32)	(.31)	(.22)
Distributions from net realized gain	(1.14)	(1.01)C	(.01)	–	(.01)	–
Total distributions	(1.14)	(1.41)	(.35)	(.32)	(.32)	(.22)
Net asset value, end of period	$17.74	$18.75	$20.64	$19.01	$14.49	$12.51
Total ReturnD,E,F	1.35%	(2.35)%	10.39%	33.46%	18.40%	1.57%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%I	.66%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.66%I	.66%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.66%I	.66%	.66%	.67%	.67%	.68%
Net investment income (loss)	1.96%I	1.89%	1.80%	1.82%	2.19%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$110,677	$116,035	$135,893	$139,248	$118,185	$121,871
Portfolio turnover rateJ	27%I	35%	45%	48%	54%	126%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.54	$20.43	$18.82	$14.35	$12.39	$12.43
Income from Investment Operations
Net investment income (loss)A	.15	.34	.32	.28	.28	.19
Net realized and unrealized gain (loss)	(.02)B	(.85)	1.61	4.48	1.98	(.03)
Total from investment operations	.13	(.51)	1.93	4.76	2.26	.16
Distributions from net investment income	–	(.37)C	(.31)	(.29)	(.29)	(.20)
Distributions from net realized gain	(1.14)	(1.01)C	(.01)	–	(.01)	–
Total distributions	(1.14)	(1.38)	(.32)	(.29)	(.30)	(.20)
Net asset value, end of period	$17.53	$18.54	$20.43	$18.82	$14.35	$12.39
Total ReturnD,E,F	1.37%	(2.54)%	10.23%	33.25%	18.25%	1.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.81%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81%I	.81%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81%I	.81%	.81%	.82%	.82%	.83%
Net investment income (loss)	1.81%I	1.74%	1.65%	1.67%	2.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$285,361	$290,102	$330,608	$342,586	$285,693	$273,491
Portfolio turnover rateJ	27%I	35%	45%	48%	54%	126%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$20.71	$19.09	$14.55	$12.56	$12.60
Income from Investment Operations
Net investment income (loss)A	.17	.38	.36	.32	.31	.21
Net realized and unrealized gain (loss)	(.03)B	(.85)	1.62	4.54	2.01	(.02)
Total from investment operations	.14	(.47)	1.98	4.86	2.32	.19
Distributions from net investment income	–	(.40)C	(.35)	(.32)	(.32)	(.23)
Distributions from net realized gain	(1.14)	(1.01)C	(.01)	–	(.01)	–
Total distributions	(1.14)	(1.42)D	(.36)	(.32)	(.33)	(.23)
Net asset value, end of period	$17.82	$18.82	$20.71	$19.09	$14.55	$12.56
Total ReturnE,F,G	1.40%	(2.32)%	10.33%	33.52%	18.46%	1.53%
Ratios to Average Net AssetsH,I
Expenses before reductions	.64%J	.64%	.65%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.64%J	.64%	.65%	.65%	.67%	.68%
Expenses net of all reductions	.64%J	.64%	.64%	.65%	.66%	.67%
Net investment income (loss)	1.98%J	1.91%	1.82%	1.84%	2.20%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$224,228	$238,765	$259,462	$192,195	$95,689	$66,364
Portfolio turnover rateK	27%J	35%	45%	48%	54%	126%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.42 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $1.013 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are generally categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2015.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$252,846,282
Gross unrealized depreciation	(62,356,443)
Net unrealized appreciation (depreciation) on securities	$190,489,839
Tax cost	$788,125,914

The Fund elected to defer to its next fiscal year $2,078,956 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $757,342 and a change in net unrealized appreciation (depreciation) of $(190,300) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	5,854	$302,316
Options Opened	15,270	1,133,811
Options Exercised	(1,904)	(144,370)
Options Closed	(7,668)	(331,808)
Options Expired	(5,844)	(467,318)
Outstanding at end of period	5,708	$492,631

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $130,102,278 and $165,999,811, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$54,941
Service Class 2	348,401
$403,342

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$116,504
Service Class	36,261
Service Class 2	91,978
Investor Class	164,942
$409,685

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,855 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,487,667.57%		$215

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $872 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,904, including $8 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,823 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,660.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$8,108,227
Service Class	–	2,442,137
Service Class 2	–	5,676,695
Investor Class	–	5,013,329
Total	$–	$21,240,388
From net realized gain
Initial Class	$22,208,671	$20,144,244
Service Class	6,932,182	6,583,614
Service Class 2	17,563,645	16,214,130
Investor Class	14,238,373	12,749,256
Total	$60,942,871	$55,691,244

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	910,368	2,224,516	$15,857,328	$44,215,071
Reinvestment of distributions	1,382,856	1,463,958	22,208,671	28,252,471
Shares redeemed	(1,989,788)	(3,609,006)	(34,796,496)	(71,552,420)
Net increase (decrease)	303,436	79,468	$3,269,503	$915,122
Service Class
Shares sold	53,350	95,204	$925,138	$1,878,780
Reinvestment of distributions	434,892	470,573	6,932,182	9,025,751
Shares redeemed	(440,887)	(960,795)	(7,648,315)	(18,920,023)
Net increase (decrease)	47,355	(395,018)	$209,005	$(8,015,492)
Service Class 2
Shares sold	1,390,802	972,488	$23,671,511	$18,999,505
Reinvestment of distributions	1,115,152	1,153,123	17,563,645	21,890,826
Shares redeemed	(1,868,263)	(2,666,199)	(32,099,240)	(52,033,114)
Net increase (decrease)	637,691	(540,588)	$9,135,916	$(11,142,783)
Investor Class
Shares sold	500,200	1,948,446	$8,747,791	$38,591,196
Reinvestment of distributions	889,342	923,421	14,238,373	17,762,584
Shares redeemed	(1,494,437)	(2,711,566)	(25,949,039)	(52,088,716)
Net increase (decrease)	(104,895)	160,301	$(2,962,875)	$4,265,064

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.56%
Actual		$1,000.00	$1,014.50	$2.80
Hypothetical-C		$1,000.00	$1,022.08	$2.82
Service Class	.66%
Actual		$1,000.00	$1,013.50	$3.30
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Service Class 2.81%
Actual		$1,000.00	$1,013.70	$4.06
Hypothetical-C		$1,000.00	$1,020.84	$4.07
Investor Class	.64%
Actual		$1,000.00	$1,014.00	$3.20
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGI-SANN-0816
1.705698.118

Fidelity® Variable Insurance Products: Growth Opportunities Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	6.2
Alphabet, Inc. Class C	3.5	2.9
Amazon.com, Inc.	3.4	2.3
Charter Communications, Inc. Class A	2.4	1.5
Facebook, Inc. Class A	2.4	2.5
American Tower Corp.	2.3	2.0
Alliance Data Systems Corp.	2.3	1.0
Tesla Motors, Inc.	2.2	0.8
Salesforce.com, Inc.	2.1	1.8
Visa, Inc. Class A	1.9	2.1
	28.0

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.2	35.6
Health Care	18.2	18.3
Consumer Discretionary	17.3	16.9
Consumer Staples	8.7	5.8
Industrials	5.9	9.0

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 11.3%

As of December 31, 2015*
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.8%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.4%
Tenneco, Inc. (a)	52,800	$2,461,008
Automobiles - 2.2%
Tesla Motors, Inc. (a)	64,400	13,670,832
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (a)	122,000	4,855,600
Hotels, Restaurants & Leisure - 1.6%
Domino's Pizza, Inc.	8,000	1,051,040
Las Vegas Sands Corp.	14,904	648,175
Starbucks Corp.	140,164	8,006,168
		9,705,383
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	29,273	20,948,344
Expedia, Inc.	16,700	1,775,210
Groupon, Inc. Class A (a)	36,800	119,600
Netflix, Inc. (a)	21,700	1,985,116
Priceline Group, Inc. (a)	2,650	3,308,287
Wayfair LLC Class A (a)	20,900	815,100
		28,951,657
Media - 4.5%
Altice NV Class A (a)	102,174	1,525,605
AMC Networks, Inc. Class A (a)	8,800	531,696
Charter Communications, Inc. Class A	64,763	14,807,412
Comcast Corp. Class A	69,039	4,500,652
Liberty Global PLC:
Class A (a)	33,800	982,228
LiLAC Class A (a)	4,217	136,040
Lions Gate Entertainment Corp. (b)	65,600	1,327,088
The Walt Disney Co.	39,800	3,893,236
Twenty-First Century Fox, Inc. Class A	2,100	56,805
		27,760,762
Multiline Retail - 0.3%
Dollar General Corp.	18,900	1,776,600
Specialty Retail - 0.9%
Home Depot, Inc.	23,010	2,938,147
TJX Companies, Inc.	38,200	2,950,186
		5,888,333
Textiles, Apparel & Luxury Goods - 1.9%
lululemon athletica, Inc. (a)	45,072	3,329,018
NIKE, Inc. Class B	95,418	5,267,074
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	55,000	1,634,600
VF Corp.	29,200	1,795,508
		12,026,200

TOTAL CONSUMER DISCRETIONARY		107,096,375

CONSUMER STAPLES - 8.5%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	29,300	4,846,220
Molson Coors Brewing Co. Class B	26,400	2,669,832
Monster Beverage Corp.	28,765	4,622,823
The Coca-Cola Co.	60,269	2,731,994
		14,870,869
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	58,800	9,233,952
CVS Health Corp.	97,300	9,315,502
Walgreens Boots Alliance, Inc.	8,800	732,776
Whole Foods Market, Inc.	22,300	714,046
		19,996,276
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	22,345	2,027,809
Post Holdings, Inc. (a)	5,000	413,450
		2,441,259
Personal Products - 0.2%
Herbalife Ltd. (a)	16,800	983,304
Tobacco - 2.3%
Altria Group, Inc.	10,700	737,872
British American Tobacco PLC (United Kingdom)	20,900	1,354,927
Imperial Tobacco Group PLC	35,485	1,924,450
Philip Morris International, Inc.	22,500	2,288,700
Reynolds American, Inc.	146,900	7,922,317
		14,228,266

TOTAL CONSUMER STAPLES		52,519,974

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cabot Oil & Gas Corp.	62,282	1,603,139
Devon Energy Corp.	37,500	1,359,375
Golar LNG Ltd.	5,600	86,800
PDC Energy, Inc. (a)	24,400	1,405,684
Targa Resources Corp.	3,400	143,276
Teekay LNG Partners LP	49,100	552,375
The Williams Companies, Inc.	42,200	912,786
Williams Partners LP	42,900	1,486,056
		7,549,491
FINANCIALS - 4.1%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	50,900	3,377,215
Capital Markets - 0.4%
BlackRock, Inc. Class A	2,700	924,831
Charles Schwab Corp.	67,200	1,700,832
		2,625,663
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	47,200	3,640,064
Insurance - 0.3%
FNF Group	48,800	1,830,000
Real Estate Investment Trusts - 2.3%
American Tower Corp.	124,400	14,133,084

TOTAL FINANCIALS		25,606,026

HEALTH CARE - 18.2%
Biotechnology - 10.9%
AbbVie, Inc.	59,400	3,677,454
ACADIA Pharmaceuticals, Inc. (a)	44,818	1,454,792
Aduro Biotech, Inc. (a)(b)	16,400	185,484
Adverum Biotechnologies, Inc. (a)	7,900	24,964
Agios Pharmaceuticals, Inc. (a)	13,200	553,014
Alexion Pharmaceuticals, Inc. (a)	64,352	7,513,740
Alkermes PLC (a)	89,400	3,863,868
Alnylam Pharmaceuticals, Inc. (a)	39,503	2,192,021
Amgen, Inc.	57,459	8,742,387
Amicus Therapeutics, Inc. (a)	133,900	731,094
Asterias Biotherapeutics, Inc. (b)	10,595	25,428
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	2,119	424
aTyr Pharma, Inc. (c)	22,036	61,260
Biogen, Inc. (a)	19,900	4,812,218
BioMarin Pharmaceutical, Inc. (a)	31,300	2,435,140
BioTime, Inc. warrants 10/1/18 (a)	9,538	4,483
bluebird bio, Inc. (a)	27,410	1,186,579
Celgene Corp. (a)	3,530	348,164
Celldex Therapeutics, Inc. (a)	34,900	153,211
Coherus BioSciences, Inc. (a)	21,800	368,202
Five Prime Therapeutics, Inc. (a)	8,400	347,340
Genocea Biosciences, Inc. (a)(b)	14,900	61,090
Gilead Sciences, Inc.	77,486	6,463,882
Global Blood Therapeutics, Inc. (a)	6,900	114,471
Insmed, Inc. (a)	76,442	753,718
Intercept Pharmaceuticals, Inc. (a)(b)	2,500	356,700
Ionis Pharmaceuticals, Inc. (a)(b)	125,806	2,930,022
Lexicon Pharmaceuticals, Inc. (a)	28,906	414,801
Merrimack Pharmaceuticals, Inc. (a)	89,800	484,022
Novavax, Inc. (a)	185,000	1,344,950
Ophthotech Corp. (a)	18,900	964,467
Prothena Corp. PLC (a)	25,402	888,054
Regeneron Pharmaceuticals, Inc. (a)	22,800	7,962,444
Regulus Therapeutics, Inc. (a)(b)	54,400	157,216
Rigel Pharmaceuticals, Inc. (a)	111,406	248,435
Sage Therapeutics, Inc. (a)	3,400	102,442
Seres Therapeutics, Inc.	4,400	127,820
Spark Therapeutics, Inc. (a)	2,500	127,825
TESARO, Inc. (a)	7,900	663,995
Transition Therapeutics, Inc. (a)	73,508	106,966
Transition Therapeutics, Inc. (a)	23,906	35,142
Vertex Pharmaceuticals, Inc. (a)	53,000	4,559,060
XOMA Corp. (a)(b)	232,224	128,025
		67,676,814
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	146,600	3,426,042
Insulet Corp. (a)	23,100	698,544
Medtronic PLC	62,000	5,379,740
Nevro Corp. (a)	6,955	513,001
		10,017,327
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	25,600	1,997,056
Express Scripts Holding Co. (a)	9,626	729,651
HealthSouth Corp. warrants 1/17/17 (a)	221	373
McKesson Corp.	36,185	6,753,930
UnitedHealth Group, Inc.	23,400	3,304,080
		12,785,090
Health Care Technology - 0.4%
athenahealth, Inc. (a)	16,300	2,249,563
Castlight Health, Inc. Class B (a)	17,500	69,300
		2,318,863
Pharmaceuticals - 3.2%
Allergan PLC (a)	19,563	4,520,814
Bristol-Myers Squibb Co.	36,100	2,655,155
Endo International PLC (a)	354,700	5,529,773
Innoviva, Inc. (b)	25,800	271,674
Intra-Cellular Therapies, Inc. (a)	5,200	201,864
Jazz Pharmaceuticals PLC (a)	3,700	522,847
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,500	6,153,175
		19,855,302

TOTAL HEALTH CARE		112,653,396

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	14,300	1,663,376
Air Freight & Logistics - 0.3%
FedEx Corp.	6,600	1,001,748
United Parcel Service, Inc. Class B	6,552	705,781
		1,707,529
Airlines - 1.9%
Delta Air Lines, Inc.	56,300	2,051,009
JetBlue Airways Corp. (a)	7,300	120,888
Southwest Airlines Co.	173,500	6,802,935
Spirit Airlines, Inc. (a)	67,900	3,046,673
Wizz Air Holdings PLC (a)	1,016	21,786
		12,043,291
Electrical Equipment - 0.5%
SolarCity Corp. (a)(b)	57,071	1,365,709
Sunrun, Inc. (a)(b)	305,800	1,813,394
		3,179,103
Industrial Conglomerates - 0.6%
3M Co.	12,100	2,118,952
Danaher Corp.	18,100	1,828,100
		3,947,052
Machinery - 0.5%
Allison Transmission Holdings, Inc.	62,000	1,750,260
Caterpillar, Inc.	14,900	1,129,569
		2,879,829
Professional Services - 1.0%
TransUnion Holding Co., Inc.	61,000	2,039,840
TriNet Group, Inc. (a)	154,500	3,212,055
Verisk Analytics, Inc. (a)	10,000	810,800
		6,062,695
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	6,500	383,175
J.B. Hunt Transport Services, Inc.	11,610	939,597
		1,322,772
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	99,700	3,471,554

TOTAL INDUSTRIALS		36,277,201

INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 0.2%
Infinera Corp. (a)	88,473	997,975
Electronic Equipment & Components - 0.0%
CDW Corp.	8,200	328,656
Internet Software & Services - 11.6%
Alphabet, Inc.:
Class A	17,002	11,961,417
Class C (a)	31,463	21,775,542
Endurance International Group Holdings, Inc. (a)(b)	927,770	8,340,652
Facebook, Inc. Class A (a)	127,210	14,537,559
GoDaddy, Inc. (a)(b)	286,120	8,924,083
Rackspace Hosting, Inc. (a)	73,200	1,526,952
Wix.com Ltd. (a)	147,807	4,485,942
		71,552,147
IT Services - 11.2%
Accenture PLC Class A	4,000	453,160
Alliance Data Systems Corp. (a)	71,200	13,949,504
Booz Allen Hamilton Holding Corp. Class A	75,300	2,231,892
Capgemini SA	20,200	1,743,115
Cognizant Technology Solutions Corp. Class A (a)	160,664	9,196,407
EPAM Systems, Inc. (a)	118,809	7,640,607
First Data Corp. Class A (a)	28,000	309,960
Global Payments, Inc.	23,000	1,641,740
Luxoft Holding, Inc. (a)	71,500	3,719,430
MasterCard, Inc. Class A	78,700	6,930,322
PayPal Holdings, Inc. (a)	17,800	649,878
Sabre Corp.	216,400	5,797,356
Travelport Worldwide Ltd.	242,800	3,129,692
Visa, Inc. Class A	162,200	12,030,374
		69,423,437
Semiconductors & Semiconductor Equipment - 2.2%
Micron Technology, Inc. (a)	5,300	72,928
NVIDIA Corp.	68,000	3,196,680
NXP Semiconductors NV (a)	76,100	5,961,674
SolarEdge Technologies, Inc. (a)(b)	220,235	4,316,606
		13,547,888
Software - 5.6%
Activision Blizzard, Inc.	61,900	2,453,097
Adobe Systems, Inc. (a)	23,400	2,241,486
Autodesk, Inc. (a)	16,600	898,724
Electronic Arts, Inc. (a)	32,300	2,447,048
Microsoft Corp.	171,349	8,767,928
NetSuite, Inc. (a)(b)	15,100	1,099,280
Red Hat, Inc. (a)	9,300	675,180
Salesforce.com, Inc. (a)	166,077	13,188,175
Tyler Technologies, Inc. (a)	9,800	1,633,758
Workday, Inc. Class A (a)	14,400	1,075,248
		34,479,924
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	352,943	33,741,353
Nimble Storage, Inc. (a)(b)	173,400	1,380,264
		35,121,617

TOTAL INFORMATION TECHNOLOGY		225,451,644

MATERIALS - 3.9%
Chemicals - 3.9%
E.I. du Pont de Nemours & Co.	52,800	3,421,440
LyondellBasell Industries NV Class A	144,900	10,783,458
Monsanto Co.	28,400	2,936,844
PPG Industries, Inc.	45,300	4,717,995
The Dow Chemical Co.	34,300	1,705,053
W.R. Grace & Co.	4,500	329,445
		23,894,235
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.3%
SBA Communications Corp. Class A (a)	71,900	7,760,886
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	177,500	7,680,425

TOTAL TELECOMMUNICATION SERVICES		15,441,311

UTILITIES - 0.1%
Electric Utilities - 0.1%
DONG Energy A/S (a)	16,200	584,340
TOTAL COMMON STOCKS
(Cost $443,008,018)		607,073,993

Convertible Preferred Stocks - 1.0%
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	45,022	708,646
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)	215,881	533,226

TOTAL CONSUMER STAPLES		1,241,872

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	152,148	681,623
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	66,008	3,219,357
Software - 0.2%
Cloudera, Inc. Series F (a)(d)	6,366	172,391
Cloudflare, Inc. Series D (a)(d)	5,997	34,183
MongoDB, Inc. Series F, 8.00% (a)(d)	82,814	683,216
		889,790

TOTAL INFORMATION TECHNOLOGY		4,109,147

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,471,285)		6,032,642

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.43% (e)	6,227,397	6,227,397
Fidelity Securities Lending Cash Central Fund, 0.46% (e)(f)	21,399,675	21,399,675
TOTAL MONEY MARKET FUNDS
(Cost $27,627,072)		27,627,072
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $475,106,375)		640,733,707
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(22,544,121)
NET ASSETS - 100%		$618,189,586

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,260 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,032,642 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$600,004
Cloudera, Inc. Series F	2/5/14	$92,689
Cloudflare, Inc. Series D	11/5/14	$36,735
MongoDB, Inc. Series F, 8.00%	10/2/13	$1,384,992
PAX Labs, Inc. Series C	5/22/15	$831,142
Redfin Corp. Series G	12/16/14	$501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,246
Fidelity Securities Lending Cash Central Fund	530,001
Total	$543,247

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,096,375	$105,570,770	$1,525,605	$--
Consumer Staples	53,761,846	49,240,597	3,279,377	1,241,872
Energy	7,549,491	7,549,491	--	--
Financials	26,287,649	25,606,026	--	681,623
Health Care	112,653,396	112,653,396	--	--
Industrials	36,277,201	36,255,415	21,786	--
Information Technology	229,560,791	223,708,529	1,743,115	4,109,147
Materials	23,894,235	23,894,235	--	--
Telecommunication Services	15,441,311	15,441,311	--	--
Utilities	584,340	--	584,340	--
Money Market Funds	27,627,072	27,627,072	--	--
Total Investments in Securities:	$640,733,707	$627,546,842	$7,154,223	$6,032,642

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Ireland	3.4%
Netherlands	3.0%
Israel	1.7%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,725,192) — See accompanying schedule: Unaffiliated issuers (cost $447,479,303)	$613,106,635
Fidelity Central Funds (cost $27,627,072)	27,627,072
Total Investments (cost $475,106,375)		$640,733,707
Cash		355,298
Foreign currency held at value (cost $9,870)		9,870
Receivable for investments sold		2,442,599
Receivable for fund shares sold		391,694
Dividends receivable		311,886
Distributions receivable from Fidelity Central Funds		61,739
Other receivables		37,756
Total assets		644,344,549
Liabilities
Payable for investments purchased	$3,880,001
Payable for fund shares redeemed	437,621
Accrued management fee	287,808
Distribution and service plan fees payable	45,082
Other affiliated payables	68,228
Other payables and accrued expenses	36,548
Collateral on securities loaned, at value	21,399,675
Total liabilities		26,154,963
Net Assets		$618,189,586
Net Assets consist of:
Paid in capital		$432,550,453
Undistributed net investment income		834,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,177,017
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		165,627,525
Net Assets		$618,189,586
Initial Class:
Net Asset Value, offering price and redemption price per share ($139,881,970 ÷ 4,760,609 shares)		$29.38
Service Class:
Net Asset Value, offering price and redemption price per share ($96,732,771 ÷ 3,298,332 shares)		$29.33
Service Class 2:
Net Asset Value, offering price and redemption price per share ($175,427,784 ÷ 6,046,181 shares)		$29.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($206,147,061 ÷ 7,052,638 shares)		$29.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$2,877,324
Income from Fidelity Central Funds (including $530,001 from security lending)		543,247
Total income		3,420,571
Expenses
Management fee	$1,798,396
Transfer agent fees	309,048
Distribution and service plan fees	265,579
Accounting and security lending fees	122,547
Custodian fees and expenses	33,472
Independent trustees' fees and expenses	1,493
Audit	44,010
Legal	5,231
Interest	638
Miscellaneous	2,858
Total expenses before reductions	2,583,272
Expense reductions	(10,728)	2,572,544
Net investment income (loss)		848,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,648,427
Foreign currency transactions	(1,173)
Total net realized gain (loss)		20,647,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,461,367)
Assets and liabilities in foreign currencies	235
Total change in net unrealized appreciation (depreciation)		(60,461,132)
Net gain (loss)		(39,813,878)
Net increase (decrease) in net assets resulting from operations		$(38,965,851)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$848,027	$1,318,523
Net realized gain (loss)	20,647,254	80,573,124
Change in net unrealized appreciation (depreciation)	(60,461,132)	(57,087,274)
Net increase (decrease) in net assets resulting from operations	(38,965,851)	24,804,373
Distributions to shareholders from net investment income	(160,906)	(741,285)
Distributions to shareholders from net realized gain	(13,837,937)	(71,873,523)
Total distributions	(13,998,843)	(72,614,808)
Share transactions - net increase (decrease)	(66,236,041)	264,249,608
Total increase (decrease) in net assets	(119,200,735)	216,439,173
Net Assets
Beginning of period	737,390,321	520,951,148
End of period	$618,189,586	$737,390,321
Other Information
Undistributed net investment income end of period	$834,591	$147,470

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.75	$33.51	$29.96	$21.80	$18.30	$17.92
Income from Investment Operations
Net investment income (loss)A	.05	.10	.07	.08	.08	.03
Net realized and unrealized gain (loss)	(1.81)	1.70	3.58	8.18	3.51	.38
Total from investment operations	(1.76)	1.80	3.65	8.26	3.59	.41
Distributions from net investment income	(.01)	(.06)	(.07)	(.08)	(.09)	(.03)
Distributions from net realized gain	(.60)	(3.49)	(.03)	(.01)	–	–
Total distributions	(.61)	(3.56)B	(.10)	(.10)C	(.09)	(.03)
Net asset value, end of period	$29.38	$31.75	$33.51	$29.96	$21.80	$18.30
Total ReturnD,E,F	(5.34)%	5.61%	12.20%	37.90%	19.61%	2.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.67%	.68%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.68%I	.67%	.68%	.68%	.69%	.70%
Expenses net of all reductions	.68%I	.66%	.68%	.68%	.69%	.69%
Net investment income (loss)	.37%I	.30%	.21%	.31%	.40%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$139,882	$176,056	$158,791	$163,798	$121,947	$111,238
Portfolio turnover rateJ	76%I	63%K	11%	25%	36%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.56 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.492 per share.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.70	$33.46	$29.91	$21.76	$18.27	$17.89
Income from Investment Operations
Net investment income (loss)A	.04	.07	.04	.05	.06	.01
Net realized and unrealized gain (loss)	(1.80)	1.68	3.58	8.17	3.50	.38
Total from investment operations	(1.76)	1.75	3.62	8.22	3.56	.39
Distributions from net investment income	(.01)	(.02)	(.04)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.60)	(3.49)	(.03)	(.01)	–	–
Total distributions	(.61)	(3.51)	(.07)	(.07)B	(.07)	(.01)
Net asset value, end of period	$29.33	$31.70	$33.46	$29.91	$21.76	$18.27
Total ReturnC,D,E	(5.35)%	5.48%	12.10%	37.78%	19.46%	2.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.77%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.78%H	.77%	.77%	.78%	.79%	.80%
Expenses net of all reductions	.78%H	.76%	.77%	.78%	.79%	.79%
Net investment income (loss)	.27%H	.20%	.11%	.21%	.30%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$96,733	$113,812	$141,833	$160,835	$143,321	$138,842
Portfolio turnover rateI	76%H	63%J	11%	25%	36%	34%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.40	$33.20	$29.68	$21.60	$18.13	$17.78
Income from Investment Operations
Net investment income (loss)A	.02	.02	(.01)	.01	.03	(.02)
Net realized and unrealized gain (loss)	(1.80)	1.67	3.56	8.10	3.47	.37
Total from investment operations	(1.78)	1.69	3.55	8.11	3.50	.35
Distributions from net investment income	(.01)	–B	–B	(.01)	(.03)	–
Distributions from net realized gain	(.60)	(3.49)	(.02)	(.01)	–	–
Total distributions	(.61)	(3.49)	(.03)C	(.03)D	(.03)	–
Net asset value, end of period	$29.01	$31.40	$33.20	$29.68	$21.60	$18.13
Total ReturnE,F,G	(5.47)%	5.34%	11.95%	37.54%	19.32%	1.97%
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	.92%	.93%	.94%	.94%	.96%
Expenses net of fee waivers, if any	.93%J	.92%	.93%	.93%	.94%	.95%
Expenses net of all reductions	.93%J	.91%	.93%	.93%	.94%	.95%
Net investment income (loss)	.12%J	.05%	(.04)%	.06%	.15%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$175,428	$177,404	$83,545	$81,360	$72,525	$31,441
Portfolio turnover rateK	76%J	63%L	11%	25%	36%	34%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.023 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.60	$33.37	$29.84	$21.72	$18.23	$17.86
Income from Investment Operations
Net investment income (loss)A	.04	.07	.04	.06	.07	.02
Net realized and unrealized gain (loss)	(1.80)	1.70	3.57	8.14	3.49	.37
Total from investment operations	(1.76)	1.77	3.61	8.20	3.56	.39
Distributions from net investment income	(.01)	(.05)	(.05)	(.07)	(.07)	(.02)
Distributions from net realized gain	(.60)	(3.49)	(.03)	(.01)	–	–
Total distributions	(.61)	(3.54)	(.08)	(.08)	(.07)	(.02)
Net asset value, end of period	$29.23	$31.60	$33.37	$29.84	$21.72	$18.23
Total ReturnB,C,D	(5.37)%	5.54%	12.09%	37.77%	19.54%	2.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.75%	.76%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.76%G	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.76%G	.74%	.76%	.76%	.77%	.78%
Net investment income (loss)	.29%G	.22%	.13%	.23%	.31%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$206,147	$270,119	$136,782	$122,334	$77,969	$54,374
Portfolio turnover rateH	76%G	63%I	11%	25%	36%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$195,817,174
Gross unrealized depreciation	(35,557,861)
Net unrealized appreciation (depreciation) on securities	$160,259,313
Tax cost	$480,474,394

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $249,623,700 and $314,479,460, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$50,594
Service Class 2	214,985
$265,579

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07%(.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$50,025
Service Class	33,392
Service Class 2	56,756
Investor Class	168,875
$309,048

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,660 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,011,800.57%		$638

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $196,000. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $5,212 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,996 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $106.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,626.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$37,525	$320,894
Service Class	24,705	69,435
Service Class 2	40,683	5,026
Investor Class	57,993	345,930
Total	$160,906	$741,285
From net realized gain
Initial Class	$3,227,176	$17,409,526
Service Class	2,124,607	11,786,825
Service Class 2	3,498,766	16,848,249
Investor Class	4,987,388	25,828,923
Total	$13,837,937	$71,873,523

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	214,324	645,934	$6,174,966	$22,399,656
Issued in exchange for shares of VIP Growth Stock Portfolio	–	711,426	–	25,262,741
Reinvestment of distributions	122,825	567,119	3,264,701	17,730,420
Shares redeemed	(1,122,034)	(1,117,965)	(33,297,999)	(38,432,494)
Net increase (decrease)	(784,885)	806,514	$(23,858,332)	$26,960,323
Service Class
Shares sold	42,844	69,061	$1,248,251	$2,385,381
Issued in exchange for shares of VIP Growth Stock Portfolio	–	17,544	–	621,950
Reinvestment of distributions	80,984	379,069	2,149,312	11,856,260
Shares redeemed	(415,263)	(1,115,052)	(12,136,471)	(38,332,449)
Net increase (decrease)	(291,435)	(649,378)	$(8,738,908)	$(23,468,858)
Service Class 2
Shares sold	958,357	2,060,374	$27,363,172	$70,488,391
Issued in exchange for shares of VIP Growth Stock Portfolio	–	1,406,338	–	49,432,795
Reinvestment of distributions	134,734	546,218	3,539,449	16,853,275
Shares redeemed	(697,298)	(879,259)	(20,232,213)	(30,055,817)
Net increase (decrease)	395,793	3,133,671	$10,670,408	$106,718,644
Investor Class
Shares sold	136,638	1,142,653	$3,913,660	$39,385,547
Issued in exchange for shares of VIP Growth Stock Portfolio	–	3,476,126	–	122,915,819
Reinvestment of distributions	190,752	842,775	5,045,381	26,174,853
Shares redeemed	(1,823,348)	(1,011,465)	(53,268,250)	(34,436,720)
Net increase (decrease)	(1,495,958)	4,450,089	$(44,309,209)	$154,039,499

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 47% of the total outstanding shares of the Fund and three otherwise unaffiliated shareholders were the owners of record of 33% of the total outstanding shares of the Fund.

12. Prior Fiscal Year Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Stock Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $198,233,305, including securities of $195,063,924 and unrealized appreciation of $30,894,612 was combined with VIP Growth Opportunities Portfolio's net assets of $545,944,315 for total net assets after the acquisition of $744,177,620.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$1,885,674
Total net realized gain (loss)	100,248,061
Total change in net unrealized appreciation (depreciation)	(64,663,111)
Net increase (decrease) in net assets resulting from operations	$37,470,624

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.68%
Actual		$1,000.00	$946.60	$3.29
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Service Class	.78%
Actual		$1,000.00	$946.50	$3.77
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Service Class 2.93%
Actual		$1,000.00	$945.30	$4.50
Hypothetical-C		$1,000.00	$1,020.24	$4.67
Investor Class	.76%
Actual		$1,000.00	$946.30	$3.68
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRO-SANN-0816
1.705699.118

Fidelity® Variable Insurance Products: Mid Cap Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	1.6	1.6
Boston Scientific Corp.	1.2	0.9
S&P Global, Inc.	1.2	1.0
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.1	1.1
Genpact Ltd.	1.0	0.8
Jazz Pharmaceuticals PLC	1.0	0.7
Zimmer Biomet Holdings, Inc.	1.0	0.8
CDW Corp.	0.9	1.0
Rexnord Corp.	0.9	0.8
	11.0

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	24.4
Financials	19.4	20.5
Consumer Discretionary	15.3	17.8
Industrials	13.7	14.5
Health Care	13.6	13.6

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 11.1%

As of December 31, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 11.9%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.3%
Delphi Automotive PLC	488,461	$30,577,659
Gentex Corp.	2,235,492	34,538,351
Johnson Controls, Inc.	370,200	16,385,052
Tenneco, Inc. (a)	177,476	8,272,156
Visteon Corp.	235,822	15,519,446
		105,292,664
Diversified Consumer Services - 0.9%
DeVry, Inc. (b)	37,300	665,432
Houghton Mifflin Harcourt Co. (a)	2,216,864	34,649,584
New Oriental Education & Technology Group, Inc. sponsored ADR	455,596	19,080,360
ServiceMaster Global Holdings, Inc. (a)	298,300	11,872,340
		66,267,716
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	29,567	1,346,186
Buffalo Wild Wings, Inc. (a)	89,100	12,380,445
DineEquity, Inc.	687,100	58,252,338
Extended Stay America, Inc. unit	110,100	1,645,995
Interval Leisure Group, Inc.	470,600	7,482,540
Jubilant Foodworks Ltd.	75,070	1,267,791
Las Vegas Sands Corp.	618,188	26,884,996
Texas Roadhouse, Inc. Class A	527,126	24,036,946
The Restaurant Group PLC	166,500	641,015
Wyndham Worldwide Corp.	793,000	56,485,390
		190,423,642
Household Durables - 3.6%
Ethan Allen Interiors, Inc.	154,100	5,091,464
Harman International Industries, Inc.	278,805	20,023,775
iRobot Corp. (a)	314,300	11,025,644
Lennar Corp. Class A	1,346,500	62,073,650
Mohawk Industries, Inc. (a)	38,000	7,210,880
NVR, Inc. (a)	39,214	69,814,253
PulteGroup, Inc.	3,400,500	66,275,745
Toll Brothers, Inc. (a)	1,649,900	44,398,809
		285,914,220
Internet & Catalog Retail - 0.2%
HSN, Inc.	175,200	8,572,536
Liberty Interactive Corp. QVC Group Series A (a)	106,100	2,691,757
		11,264,293
Leisure Products - 0.7%
Brunswick Corp.	224,300	10,165,276
Polaris Industries, Inc. (b)	516,802	42,253,732
		52,419,008
Media - 1.7%
AMC Networks, Inc. Class A (a)	384,100	23,207,322
Discovery Communications, Inc. Class A (a)	300	7,569
Interpublic Group of Companies, Inc.	2,375,085	54,864,464
Lions Gate Entertainment Corp. (b)	1,043,800	21,116,074
MDC Partners, Inc. Class A	67,300	1,230,917
Naspers Ltd. Class N	62,800	9,589,251
News Corp. Class A	855,800	9,713,330
Omnicom Group, Inc.	156,100	12,720,589
		132,449,516
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	263,500	24,832,240
Specialty Retail - 2.2%
AutoZone, Inc. (a)	54,332	43,130,915
Dick's Sporting Goods, Inc.	273,800	12,337,428
Foot Locker, Inc.	705,187	38,686,559
GNC Holdings, Inc.	823,000	19,990,670
Party City Holdco, Inc. (a)(b)	517,900	7,203,989
Ross Stores, Inc.	13,100	742,639
Select Comfort Corp. (a)	270,153	5,775,871
TJX Companies, Inc.	518,500	40,043,755
Williams-Sonoma, Inc.	144,400	7,527,572
		175,439,398
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	372,700	21,437,704
G-III Apparel Group Ltd. (a)	1,183,266	54,098,922
Kate Spade & Co. (a)	414,300	8,538,723
Page Industries Ltd.	21,178	4,406,273
PVH Corp.	498,400	46,964,232
Ralph Lauren Corp.	101,800	9,123,316
VF Corp.	225,576	13,870,668
		158,439,838

TOTAL CONSUMER DISCRETIONARY		1,202,742,535

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
C&C Group PLC	1,473,293	5,778,371
Dr. Pepper Snapple Group, Inc.	489,025	47,254,486
		53,032,857
Food & Staples Retailing - 0.8%
CVS Health Corp.	386,347	36,988,862
Kroger Co.	433,080	15,933,013
Manitowoc Foodservice, Inc. (a)	768,079	13,533,552
		66,455,427
Food Products - 0.4%
Amplify Snack Brands, Inc. (b)	106,500	1,570,875
Britannia Industries Ltd.	15,000	614,399
Bunge Ltd.	237,088	14,023,755
Ingredion, Inc.	53,305	6,898,200
TreeHouse Foods, Inc. (a)	58,700	6,025,555
		29,132,784

TOTAL CONSUMER STAPLES		148,621,068

ENERGY - 3.3%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	280,381	12,653,595
Dril-Quip, Inc. (a)	478,600	27,964,598
Ensco PLC Class A	107,000	1,038,970
Halliburton Co.	816,800	36,992,872
Nuverra Environmental Solutions, Inc. (a)	470	122
Oceaneering International, Inc.	569,700	17,011,242
		95,661,399
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	398,296	22,173,138
Cimarex Energy Co.	335,452	40,026,133
Newfield Exploration Co. (a)	558,100	24,656,858
PDC Energy, Inc. (a)	79,200	4,562,712
SM Energy Co.	81,000	2,187,000
Southwestern Energy Co. (a)(b)	1,379,700	17,356,626
Suncor Energy, Inc.	1,708,700	47,401,067
Teekay LNG Partners LP	371,886	4,183,718
Western Refining, Inc.	28,400	585,892
		163,133,144

TOTAL ENERGY		258,794,543

FINANCIALS - 19.3%
Banks - 5.9%
Boston Private Financial Holdings, Inc.	1,579,316	18,604,342
CIT Group, Inc.	528,300	16,858,053
Comerica, Inc.	736,529	30,293,438
Commerce Bancshares, Inc.	807,849	38,695,967
CVB Financial Corp.	1,142,400	18,723,936
First Citizen Bancshares, Inc.	44,300	11,469,713
First Commonwealth Financial Corp.	1,170,400	10,767,680
First Republic Bank	509,800	35,680,902
Hilltop Holdings, Inc. (a)	148,800	3,123,312
Huntington Bancshares, Inc.	4,649,016	41,562,203
Investors Bancorp, Inc.	2,569,800	28,473,384
Lakeland Financial Corp.	668,946	31,447,151
M&T Bank Corp.	389,800	46,086,054
PacWest Bancorp	41,193	1,638,658
Prosperity Bancshares, Inc.	278,700	14,210,913
Regions Financial Corp.	4,077,900	34,702,929
SunTrust Banks, Inc.	1,050,465	43,153,102
UMB Financial Corp.	748,800	39,843,648
Valley National Bancorp	266,400	2,429,568
		467,764,953
Capital Markets - 2.1%
Ameriprise Financial, Inc.	186,513	16,758,193
Diamond Hill Investment Group, Inc.	8,900	1,676,938
E*TRADE Financial Corp. (a)	27,600	648,324
Franklin Resources, Inc.	442,000	14,749,540
Greenhill & Co., Inc.	201,600	3,245,760
Invesco Ltd.	1,748,100	44,646,474
Lazard Ltd. Class A	569,545	16,961,050
Legg Mason, Inc.	240,500	7,092,345
Raymond James Financial, Inc.	817,095	40,282,784
Stifel Financial Corp. (a)	713,600	22,442,720
		168,504,128
Consumer Finance - 1.9%
American Express Co.	11,089	673,768
Capital One Financial Corp.	481,000	30,548,310
Discover Financial Services	217,100	11,634,389
Navient Corp.	74,800	893,860
OneMain Holdings, Inc. (a)	918,000	20,948,760
SLM Corp. (a)	9,000,346	55,622,138
Synchrony Financial	1,276,900	32,280,032
		152,601,257
Diversified Financial Services - 1.4%
CRISIL Ltd.	84,555	2,525,065
Moody's Corp.	167,900	15,733,909
S&P Global, Inc.	846,730	90,820,260
		109,079,234
Insurance - 4.5%
AFLAC, Inc.	672,800	48,549,248
Bajaj Finserv Ltd.	58,922	2,032,033
Brown & Brown, Inc.	31,900	1,195,293
Chubb Ltd.	120,839	15,794,866
First American Financial Corp.	1,479,900	59,521,578
FNF Group	22,700	851,250
Hiscox Ltd.	1,760,076	24,302,126
Marsh & McLennan Companies, Inc.	695,884	47,640,219
Primerica, Inc.	539,120	30,859,229
Principal Financial Group, Inc.	1,065,800	43,815,038
Progressive Corp.	517,300	17,329,550
Reinsurance Group of America, Inc.	646,158	62,670,864
The Travelers Companies, Inc.	9,000	1,071,360
		355,632,654
Real Estate Investment Trusts - 1.0%
Ladder Capital Corp. Class A	1,628,076	19,862,527
Mid-America Apartment Communities, Inc.	146,100	15,545,040
Outfront Media, Inc.	553,100	13,368,427
Potlatch Corp.	48,000	1,636,800
Store Capital Corp.	701,991	20,673,635
VEREIT, Inc.	754,400	7,649,616
		78,736,045
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	2,163,423	57,287,441
Jones Lang LaSalle, Inc.	442,815	43,152,322
Realogy Holdings Corp. (a)	511,500	14,843,730
		115,283,493
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	427,862	5,442,405
Essent Group Ltd. (a)	2,906,300	63,386,403
Housing Development Finance Corp. Ltd.	349,130	6,503,634
		75,332,442

TOTAL FINANCIALS		1,522,934,206

HEALTH CARE - 13.6%
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc. (a)	650,000	15,548,000
Amgen, Inc.	32,700	4,975,305
Biogen, Inc. (a)	54,800	13,251,736
BioMarin Pharmaceutical, Inc. (a)	127,300	9,903,940
Medivation, Inc. (a)	19,900	1,199,970
Seattle Genetics, Inc. (a)	241,154	9,745,033
United Therapeutics Corp. (a)	352,800	37,368,576
		91,992,560
Health Care Equipment & Supplies - 5.8%
Alere, Inc. (a)	115,200	4,801,536
Becton, Dickinson & Co.	178,800	30,322,692
Boston Scientific Corp. (a)	4,044,503	94,520,035
Dentsply Sirona, Inc.	764,700	47,441,988
Hill-Rom Holdings, Inc.	199,700	10,074,865
Hologic, Inc. (a)	1,457,924	50,444,170
Medtronic PLC	81,200	7,045,724
Olympus Corp.	417,100	15,575,181
ResMed, Inc.	354,548	22,418,070
Steris PLC	950,100	65,319,375
The Cooper Companies, Inc.	199,083	34,156,670
Zimmer Biomet Holdings, Inc.	615,700	74,117,966
		456,238,272
Health Care Providers & Services - 3.4%
Adeptus Health, Inc. Class A (a)	7,336	378,978
AmSurg Corp. (a)	262,400	20,346,496
Cardinal Health, Inc.	873,347	68,129,799
Centene Corp. (a)	34,400	2,455,128
Community Health Systems, Inc. (a)(b)	118,900	1,432,745
DaVita HealthCare Partners, Inc. (a)	722,700	55,879,164
HCA Holdings, Inc. (a)	324,735	25,007,842
Laboratory Corp. of America Holdings (a)	337,000	43,900,990
McKesson Corp.	192,950	36,014,118
Quorum Health Corp. (a)	45,525	487,573
Surgical Care Affiliates, Inc. (a)	103,100	4,914,777
Universal Health Services, Inc. Class B	62,300	8,354,430
VCA, Inc. (a)	14,300	966,823
		268,268,863
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	828,606	36,756,962
Bruker Corp.	616,800	14,026,032
Cambrex Corp. (a)	36,600	1,893,318
Thermo Fisher Scientific, Inc.	322,463	47,647,133
		100,323,445
Pharmaceuticals - 2.0%
Catalent, Inc. (a)	744,800	17,122,952
Endo International PLC (a)	978,800	15,259,492
Horizon Pharma PLC (a)	165,870	2,731,879
Jazz Pharmaceuticals PLC (a)	527,271	74,508,665
Pacira Pharmaceuticals, Inc. (a)	278,400	9,390,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	754,056	37,876,233
		156,889,653

TOTAL HEALTH CARE		1,073,712,793

INDUSTRIALS - 13.7%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	427,148	35,987,219
Esterline Technologies Corp. (a)	238,248	14,780,906
Hexcel Corp.	92,400	3,847,536
Huntington Ingalls Industries, Inc.	231,200	38,848,536
Rockwell Collins, Inc.	430,483	36,651,323
Teledyne Technologies, Inc. (a)	8,800	871,640
Textron, Inc.	1,733,881	63,390,689
		194,377,849
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	325,400	24,160,950
FedEx Corp.	348,811	52,942,534
		77,103,484
Airlines - 1.4%
Allegiant Travel Co.	52,200	7,908,300
Copa Holdings SA Class A	67,400	3,522,324
Southwest Airlines Co.	765,700	30,023,097
Spirit Airlines, Inc. (a)	1,456,013	65,331,303
		106,785,024
Building Products - 0.6%
A.O. Smith Corp.	207,800	18,309,258
Lennox International, Inc.	218,757	31,194,748
		49,504,006
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	111,100	5,445,011
G&K Services, Inc. Class A	193,800	14,839,266
Herman Miller, Inc.	276,100	8,252,629
HNI Corp.	188,677	8,771,594
KAR Auction Services, Inc.	321,282	13,410,311
Knoll, Inc.	1,026,700	24,928,276
Matthews International Corp. Class A	29,944	1,666,084
Multi-Color Corp.	36,000	2,282,400
		79,595,571
Construction & Engineering - 1.4%
EMCOR Group, Inc.	889,207	43,802,337
Jacobs Engineering Group, Inc. (a)	755,055	37,609,290
Quanta Services, Inc. (a)	360,371	8,331,778
Valmont Industries, Inc.	141,881	19,192,243
		108,935,648
Electrical Equipment - 0.1%
AMETEK, Inc.	200,800	9,282,984
Rockwell Automation, Inc.	8,100	930,042
		10,213,026
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	68,086	11,612,748
Machinery - 3.4%
AGCO Corp.	661,700	31,185,921
Colfax Corp. (a)	783,400	20,728,764
Cummins, Inc.	13,875	1,560,105
Flowserve Corp.	17,100	772,407
IDEX Corp.	17,500	1,436,750
Ingersoll-Rand PLC	633,745	40,356,882
Mueller Industries, Inc.	719,904	22,950,540
Pentair PLC	65,400	3,812,166
Rexnord Corp. (a)	3,596,334	70,596,036
Stanley Black & Decker, Inc.	74,400	8,274,768
Wabtec Corp.	302,060	21,213,674
Woodward, Inc.	527,107	30,382,447
Xylem, Inc.	335,100	14,962,215
		268,232,675
Professional Services - 0.9%
CEB, Inc.	224,600	13,853,328
Dun & Bradstreet Corp.	472,905	57,618,745
		71,472,073
Road & Rail - 0.7%
ArcBest Corp.	30,140	489,775
CSX Corp.	193,000	5,033,440
J.B. Hunt Transport Services, Inc.	52,500	4,248,825
Old Dominion Freight Lines, Inc. (a)	247,400	14,920,694
Saia, Inc. (a)	741,205	18,633,894
Swift Transporation Co. (a)(b)	588,178	9,063,823
		52,390,451
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A (b)	1,018,894	27,285,981
Misumi Group, Inc.	775,200	13,996,015
WESCO International, Inc. (a)	111,500	5,741,135
		47,023,131

TOTAL INDUSTRIALS		1,077,245,686

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.3%
Brocade Communications Systems, Inc.	779,903	7,159,510
CommScope Holding Co., Inc. (a)	1,197,490	37,158,115
F5 Networks, Inc. (a)	473,954	53,954,923
Harris Corp.	8,500	709,240
Ituran Location & Control Ltd.	200	4,538
		98,986,326
Electronic Equipment & Components - 4.6%
Amphenol Corp. Class A	52,000	2,981,160
Arrow Electronics, Inc. (a)	578,180	35,789,342
Avnet, Inc.	746,730	30,250,032
Belden, Inc.	926,500	55,932,805
CDW Corp.	1,832,101	73,430,608
IPG Photonics Corp. (a)	305,800	24,464,000
Jabil Circuit, Inc.	584,600	10,797,562
Keysight Technologies, Inc. (a)	812,653	23,640,076
Littelfuse, Inc.	29,500	3,486,605
Methode Electronics, Inc. Class A	503,900	17,248,497
National Instruments Corp.	29,200	800,080
TE Connectivity Ltd.	708,366	40,454,782
Trimble Navigation Ltd. (a)	1,613,500	39,304,860
Zebra Technologies Corp. Class A (a)	155,100	7,770,510
		366,350,919
Internet Software & Services - 0.7%
Alphabet, Inc. Class C (a)	56,602	39,174,244
Tencent Holdings Ltd.	549,000	12,593,881
		51,768,125
IT Services - 10.1%
Alliance Data Systems Corp. (a)	226,090	44,295,553
Blackhawk Network Holdings, Inc. (a)	1,492,994	50,000,369
Broadridge Financial Solutions, Inc.	311,203	20,290,436
CSRA, Inc.	451,500	10,578,645
Euronet Worldwide, Inc. (a)	929,777	64,331,271
EVERTEC, Inc.	753,493	11,709,281
Fidelity National Information Services, Inc.	824,477	60,747,465
Fiserv, Inc. (a)	377,214	41,014,478
FleetCor Technologies, Inc. (a)	387,240	55,425,661
Genpact Ltd. (a)	2,849,288	76,474,890
Global Payments, Inc.	1,816,676	129,674,331
Maximus, Inc.	410,200	22,712,774
Syntel, Inc. (a)	144,826	6,554,825
The Western Union Co.	1,486,948	28,519,663
Total System Services, Inc.	1,562,310	82,974,284
Vantiv, Inc. (a)	593,200	33,575,120
Visa, Inc. Class A	415,700	30,832,469
Xerox Corp.	2,686,149	25,491,554
		795,203,069
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	58,400	3,307,776
Cree, Inc. (a)	796,800	19,473,792
Intersil Corp. Class A	658,608	8,917,552
Maxim Integrated Products, Inc.	606,300	21,638,847
Microchip Technology, Inc.	144,004	7,309,643
NVIDIA Corp.	1,467,033	68,965,221
NXP Semiconductors NV (a)	775,843	60,779,541
Qorvo, Inc. (a)	73,300	4,050,558
Semtech Corp. (a)	562,471	13,420,558
		207,863,488
Software - 3.7%
Activision Blizzard, Inc.	1,360,500	53,916,615
Cadence Design Systems, Inc. (a)	1,294,200	31,449,060
Electronic Arts, Inc. (a)	1,190,690	90,206,674
Fair Isaac Corp.	329,800	37,270,698
Intuit, Inc.	192,997	21,540,395
Parametric Technology Corp. (a)	839,641	31,553,709
Symantec Corp.	140,700	2,889,978
Synopsys, Inc. (a)	432,549	23,392,250
		292,219,379
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	1,075,239	29,214,244
NEC Corp.	4,171,000	9,717,863
Western Digital Corp.	752,019	35,540,418
		74,472,525

TOTAL INFORMATION TECHNOLOGY		1,886,863,831

MATERIALS - 3.9%
Chemicals - 2.3%
Albemarle Corp. U.S.	698,556	55,402,476
Ashland, Inc.	86,126	9,884,681
Eastman Chemical Co.	541,400	36,761,060
Ferro Corp. (a)	1,589,109	21,262,278
H.B. Fuller Co.	18,200	800,618
Ingevity Corp. (a)	93,766	3,191,795
Innospec, Inc.	15,400	708,246
PolyOne Corp.	928,460	32,718,930
PPG Industries, Inc.	117,800	12,268,870
Praxair, Inc.	52,300	5,877,997
W.R. Grace & Co.	67,300	4,927,033
		183,803,984
Containers & Packaging - 0.8%
Aptargroup, Inc.	189,630	15,005,422
Graphic Packaging Holding Co.	2,334,800	29,278,392
WestRock Co.	562,600	21,868,262
		66,152,076
Metals & Mining - 0.5%
B2Gold Corp. (a)	8,111,000	20,341,066
New Gold, Inc. (a)	2,039,120	8,917,549
Randgold Resources Ltd. sponsored ADR	65,532	7,342,205
		36,600,820
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	915,264	21,005,309

TOTAL MATERIALS		307,562,189

UTILITIES - 1.1%
Electric Utilities - 0.9%
Exelon Corp.	1,554,000	56,503,440
OGE Energy Corp.	295,000	9,661,250
PG&E Corp.	126,500	8,085,880
		74,250,570
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	473,900	6,990,025
Dynegy, Inc. (a)	341,500	5,887,460
		12,877,485
Multi-Utilities - 0.0%
CMS Energy Corp.	25,819	1,184,059

TOTAL UTILITIES		88,312,114

TOTAL COMMON STOCKS
(Cost $6,811,385,710)		7,566,788,965

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,063,666

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.43% (c)	290,903,189	290,903,189
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	70,210,150	70,210,150
TOTAL MONEY MARKET FUNDS
(Cost $361,113,339)		361,113,339
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $7,180,857,749)		7,937,965,970
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(55,973,094)
NET ASSETS - 100%		$7,881,992,876

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$596,406
Fidelity Securities Lending Cash Central Fund	302,607
Total	$899,013

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,202,742,535	$1,186,838,205	$15,904,330	$--
Consumer Staples	148,621,068	142,228,298	6,392,770	--
Energy	258,794,543	258,794,543	--	--
Financials	1,532,997,872	1,497,635,014	35,362,858	--
Health Care	1,073,712,793	1,058,137,612	15,575,181	--
Industrials	1,077,245,686	1,063,249,671	13,996,015	--
Information Technology	1,886,863,831	1,864,552,087	22,311,744	--
Materials	307,562,189	307,562,189	--	--
Utilities	88,312,114	88,312,114	--	--
Money Market Funds	361,113,339	361,113,339	--	--
Total Investments in Securities:	$7,937,965,970	$7,828,423,072	$109,542,898	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Bermuda	3.1%
Ireland	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,505,649) — See accompanying schedule: Unaffiliated issuers (cost $6,819,744,410)	$7,576,852,631
Fidelity Central Funds (cost $361,113,339)	361,113,339
Total Investments (cost $7,180,857,749)		$7,937,965,970
Receivable for investments sold		22,565,406
Receivable for fund shares sold		1,011,359
Dividends receivable		7,297,319
Distributions receivable from Fidelity Central Funds		160,060
Other receivables		103,721
Total assets		7,969,103,835
Liabilities
Payable to custodian bank	$3,060
Payable for investments purchased	6,620,782
Payable for fund shares redeemed	4,789,360
Accrued management fee	3,663,326
Distribution and service plan fees payable	1,209,765
Other affiliated payables	576,764
Other payables and accrued expenses	37,752
Collateral on securities loaned, at value	70,210,150
Total liabilities		87,110,959
Net Assets		$7,881,992,876
Net Assets consist of:
Paid in capital		$6,998,737,620
Undistributed net investment income		19,489,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		106,701,823
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		757,063,687
Net Assets		$7,881,992,876
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,305,176,423 ÷ 42,398,594 shares)		$30.78
Service Class:
Net Asset Value, offering price and redemption price per share ($543,788,237 ÷ 17,815,124 shares)		$30.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,517,071,350 ÷ 184,456,742 shares)		$29.91
Investor Class:
Net Asset Value, offering price and redemption price per share ($515,956,866 ÷ 16,850,018 shares)		$30.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$50,246,067
Income from Fidelity Central Funds		899,013
Total income		51,145,080
Expenses
Management fee	$21,198,856
Transfer agent fees	2,750,372
Distribution and service plan fees	6,964,430
Accounting and security lending fees	605,521
Custodian fees and expenses	49,845
Independent trustees' fees and expenses	17,130
Audit	34,318
Legal	10,631
Interest	172
Miscellaneous	35,451
Total expenses before reductions	31,666,726
Expense reductions	(126,469)	31,540,257
Net investment income (loss)		19,604,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,534,612
Foreign currency transactions	112,365
Total net realized gain (loss)		134,646,977
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,532,331)
Assets and liabilities in foreign currencies	(4,281)
Total change in net unrealized appreciation (depreciation)		(80,536,612)
Net gain (loss)		54,110,365
Net increase (decrease) in net assets resulting from operations		$73,715,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,604,823	$26,811,219
Net realized gain (loss)	134,646,977	506,962,213
Change in net unrealized appreciation (depreciation)	(80,536,612)	(648,520,131)
Net increase (decrease) in net assets resulting from operations	73,715,188	(114,746,699)
Distributions to shareholders from net investment income	–	(24,497,724)
Distributions to shareholders from net realized gain	(493,693,223)	(1,074,651,414)
Total distributions	(493,693,223)	(1,099,149,138)
Share transactions - net increase (decrease)	238,696,957	244,251,301
Total increase (decrease) in net assets	(181,281,078)	(969,644,536)
Net Assets
Beginning of period	8,063,273,954	9,032,918,490
End of period	$7,881,992,876	$8,063,273,954
Other Information
Undistributed net investment income end of period	$19,489,746	$–
Distributions in excess of net investment income end of period	$–	$(115,077)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.65	$37.68	$36.39	$30.55	$29.08	$32.69
Income from Investment Operations
Net investment income (loss)A	.10	.17	.13	.18	.29	.08
Net realized and unrealized gain (loss)	.01	(.59)	2.11	10.57	3.99	(3.55)
Total from investment operations	.11	(.42)	2.24	10.75	4.28	(3.47)
Distributions from net investment income	–	(.16)B	(.10)	(.19)	(.20)B	(.08)
Distributions from net realized gain	(1.98)	(4.45)B	(.85)	(4.72)	(2.61)B	(.06)
Total distributions	(1.98)	(4.61)	(.95)	(4.91)	(2.81)	(.14)
Net asset value, end of period	$30.78	$32.65	$37.68	$36.39	$30.55	$29.08
Total ReturnC,D,E	1.17%	(1.39)%	6.29%	36.23%	14.83%	(10.61)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.64%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.63%H	.63%	.64%	.64%	.65%	.66%
Expenses net of all reductions	.63%H	.63%	.63%	.63%	.63%	.65%
Net investment income (loss)	.69%H	.49%	.35%	.52%	.90%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305,176	$1,382,527	$1,476,171	$1,489,788	$1,217,359	$1,085,843
Portfolio turnover rateI	21%H	26%J	142%	132%	187%	84%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.41	$37.44	$36.16	$30.39	$28.93	$32.52
Income from Investment Operations
Net investment income (loss)A	.09	.13	.09	.15	.25	.05
Net realized and unrealized gain (loss)	–B	(.59)	2.10	10.49	3.98	(3.54)
Total from investment operations	.09	(.46)	2.19	10.64	4.23	(3.49)
Distributions from net investment income	–	(.13)C	(.06)	(.15)	(.16)C	(.05)
Distributions from net realized gain	(1.98)	(4.45)C	(.85)	(4.72)	(2.61)C	(.06)
Total distributions	(1.98)	(4.57)D	(.91)	(4.87)	(2.77)	(.10)E
Net asset value, end of period	$30.52	$32.41	$37.44	$36.16	$30.39	$28.93
Total ReturnF,G,H	1.12%	(1.50)%	6.20%	36.06%	14.75%	(10.72)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.73%K	.73%	.74%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.73%K	.73%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.73%K	.73%	.73%	.73%	.73%	.75%
Net investment income (loss)	.59%K	.39%	.25%	.42%	.80%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$543,788	$566,349	$622,227	$638,612	$525,875	$566,560
Portfolio turnover rateL	21%K	26%M	142%	132%	187%	84%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.57 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $4.445 per share.

 E Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.83	$36.84	$35.60	$29.98	$28.58	$32.13
Income from Investment Operations
Net investment income (loss)A	.06	.08	.04	.09	.20	–B
Net realized and unrealized gain (loss)	–B	(.57)	2.06	10.35	3.93	(3.49)
Total from investment operations	.06	(.49)	2.10	10.44	4.13	(3.49)
Distributions from net investment income	–	(.08)C	(.01)	(.10)	(.12)C	(.01)
Distributions from net realized gain	(1.98)	(4.45)C	(.85)	(4.72)	(2.61)C	(.06)
Total distributions	(1.98)	(4.52)D	(.86)	(4.82)	(2.73)	(.06)E
Net asset value, end of period	$29.91	$31.83	$36.84	$35.60	$29.98	$28.58
Total ReturnF,G,H	1.04%	(1.63)%	6.03%	35.87%	14.56%	(10.85)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.88%	.89%	.90%	.91%
Expenses net of fee waivers, if any	.88%K	.88%	.88%	.89%	.90%	.91%
Expenses net of all reductions	.88%K	.88%	.88%	.88%	.88%	.90%
Net investment income (loss)	.44%K	.24%	.10%	.27%	.65%	- %L
Supplemental Data
Net assets, end of period (000 omitted)	$5,517,071	$5,591,030	$6,431,011	$6,574,623	$5,335,565	$4,888,475
Portfolio turnover rateM	21%K	26%N	142%	132%	187%	84%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.52 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $4.446 per share.

 E Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.50	$37.53	$36.25	$30.46	$29.00	$32.60
Income from Investment Operations
Net investment income (loss)A	.09	.14	.10	.15	.26	.05
Net realized and unrealized gain (loss)	.01	(.59)	2.10	10.52	3.98	(3.54)
Total from investment operations	.10	(.45)	2.20	10.67	4.24	(3.49)
Distributions from net investment income	–	(.14)B	(.07)	(.16)	(.17)B	(.06)
Distributions from net realized gain	(1.98)	(4.45)B	(.85)	(4.72)	(2.61)B	(.06)
Total distributions	(1.98)	(4.58)C	(.92)	(4.88)	(2.78)	(.11)D
Net asset value, end of period	$30.62	$32.50	$37.53	$36.25	$30.46	$29.00
Total ReturnE,F,G	1.15%	(1.47)%	6.20%	36.08%	14.74%	(10.70)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J	.71%	.72%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.71%J	.71%	.72%	.72%	.74%	.74%
Expenses net of all reductions	.71%J	.71%	.71%	.71%	.72%	.73%
Net investment income (loss)	.61%J	.41%	.27%	.44%	.82%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$515,957	$523,368	$503,509	$470,265	$312,004	$314,362
Portfolio turnover rateK	21%J	26%L	142%	132%	187%	84%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.58 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $4.446 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,429,886,011
Gross unrealized depreciation	(691,963,560)
Net unrealized appreciation (depreciation) on securities	$737,922,451
Tax cost	$7,200,043,519

The Fund elected to defer to its next fiscal year approximately $8,021,978 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,135,910 and $1,296,986,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$266,787
Service Class 2	6,697,643
$6,964,430

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$436,086
Service Class	176,079
Service Class 2	1,768,178
Investor Class	370,029
$2,750,372

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,404 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,021,000.62%		$172

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,888 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $940,240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $302,607, including $249 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $96,979 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $178.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29,312.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$6,856,691
Service Class	–	2,239,466
Service Class 2	–	13,204,712
Investor Class	–	2,196,855
Total	$–	$24,497,724
From net realized gain
Initial Class	$83,279,480	$173,008,924
Service Class	33,924,820	73,895,308
Service Class 2	344,775,245	768,328,236
Investor Class	31,713,678	59,418,946
Total	$493,693,223	$1,074,651,414

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	1,827,254	4,347,457	$54,752,229	$150,311,214
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	360,771	–	12,767,680
Reinvestment of distributions	3,074,178	5,354,795	83,279,480	179,865,615
Shares redeemed	(4,844,654)	(6,893,278)	(147,824,878)	(237,965,645)
Net increase (decrease)	56,778	3,169,745	$(9,793,169)	$104,978,864
Service Class
Shares sold	753,090	1,507,053	$22,568,480	$51,724,215
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	2,365	–	83,060
Reinvestment of distributions	1,262,084	2,283,479	33,924,820	76,134,774
Shares redeemed	(1,674,345)	(2,939,119)	(49,948,681)	(101,018,159)
Net increase (decrease)	340,829	853,778	$6,544,619	$26,923,890
Service Class 2
Shares sold	10,683,226	8,545,475	$317,844,416	$287,200,999
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	219,579	–	7,566,682
Reinvestment of distributions	13,084,450	23,864,809	344,775,245	781,532,948
Shares redeemed	(14,987,713)	(31,525,458)	(439,395,143)	(1,056,122,491)
Net increase (decrease)	8,779,963	1,104,405	$223,224,518	$20,178,138
Investor Class
Shares sold	463,156	1,067,585	$13,692,140	$36,914,564
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	1,289,847	–	45,428,423
Reinvestment of distributions	1,176,323	1,843,002	31,713,678	61,615,801
Shares redeemed	(891,606)	(1,513,170)	(26,684,829)	(51,788,379)
Net increase (decrease)	747,873	2,687,264	$18,720,989	$92,170,409

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Prior Fiscal Year Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Strategies Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $65,845,845, including securities of $65,918,670 and unrealized appreciation of $3,990,039 were combined with the Fund's net assets of $9,322,211,254 for total net assets after the acquisition of $9,388,057,099.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$26,894,205
Total net realized gain (loss)	515,198,842
Total change in net unrealized appreciation (depreciation)	(653,262,046)
Net increase (decrease) in net assets resulting from operations	$(111,168,999)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.63%
Actual		$1,000.00	$1,011.70	$3.15
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class	.73%
Actual		$1,000.00	$1,011.20	$3.65
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Service Class 2.88%
Actual		$1,000.00	$1,010.40	$4.40
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Investor Class	.71%
Actual		$1,000.00	$1,011.50	$3.55
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPMID-SANN-0816
1.723369.117

Fidelity® Variable Insurance Products: Value Strategies Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.8	6.6
Citigroup, Inc.	4.4	3.9
Bank of America Corp.	3.9	4.4
Boston Scientific Corp.	3.4	2.6
Cott Corp.	3.3	3.0
U.S. Bancorp	3.3	3.4
Universal Health Services, Inc. Class B	3.0	2.6
General Motors Co.	2.9	3.4
St. Jude Medical, Inc.	2.9	2.2
WestRock Co.	2.7	3.1
	35.6

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	19.0	16.3
Financials	18.9	18.9
Consumer Discretionary	17.5	20.6
Materials	12.5	11.8
Industrials	10.5	8.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	93.8%
Bonds	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 17.6%

As of December 31, 2015 *
Stocks	95.8%
Bonds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 16.9%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.6%
Delphi Automotive PLC	87,931	$5,504,481
Tenneco, Inc. (a)	30,776	1,434,469
		6,938,950
Automobiles - 2.9%
General Motors Co.	438,164	12,400,041
Diversified Consumer Services - 1.3%
Service Corp. International	212,300	5,740,592
Hotels, Restaurants & Leisure - 2.2%
Cedar Fair LP (depositary unit)	77,580	4,485,676
Wyndham Worldwide Corp.	68,133	4,853,114
		9,338,790
Household Durables - 4.3%
CalAtlantic Group, Inc.	175,611	6,446,680
Lennar Corp. Class A	144,814	6,675,925
PulteGroup, Inc.	253,911	4,948,725
		18,071,330
Leisure Products - 3.9%
Hasbro, Inc.	91,003	7,643,342
Vista Outdoor, Inc. (a)	190,200	9,078,246
		16,721,588
Media - 0.6%
Regal Entertainment Group Class A (b)	112,800	2,486,112
Specialty Retail - 0.7%
GameStop Corp. Class A (b)	106,787	2,838,398

TOTAL CONSUMER DISCRETIONARY		74,535,801

CONSUMER STAPLES - 6.4%
Beverages - 3.3%
Cott Corp.	1,009,661	14,113,919
Food & Staples Retailing - 1.8%
CVS Health Corp.	80,900	7,745,366
Food Products - 1.3%
Calavo Growers, Inc.	79,172	5,304,524

TOTAL CONSUMER STAPLES		27,163,809

ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Halliburton Co.	62,600	2,835,154
Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc. (a)	46,200	2,091,474
Range Resources Corp. (b)	57,200	2,467,608
Valero Energy Corp.	111,600	5,691,600
		10,250,682

TOTAL ENERGY		13,085,836

FINANCIALS - 18.9%
Banks - 17.5%
Bank of America Corp.	1,252,287	16,617,848
Barclays PLC sponsored ADR	424,500	3,226,200
CIT Group, Inc.	53,651	1,712,003
Citigroup, Inc.	441,677	18,722,688
JPMorgan Chase & Co.	107,000	6,648,980
Lloyds Banking Group PLC	2,815,600	2,039,314
Regions Financial Corp.	264,237	2,248,657
SunTrust Banks, Inc.	76,400	3,138,512
U.S. Bancorp	346,916	13,991,122
Wells Fargo & Co.	128,730	6,092,791
		74,438,115
Capital Markets - 0.5%
The Blackstone Group LP	91,200	2,238,048
Insurance - 0.9%
Progressive Corp.	106,400	3,564,400

TOTAL FINANCIALS		80,240,563

HEALTH CARE - 17.4%
Health Care Equipment & Supplies - 7.1%
Boston Scientific Corp. (a)	608,900	14,229,993
St. Jude Medical, Inc.	158,000	12,324,000
Zimmer Biomet Holdings, Inc.	29,200	3,515,096
		30,069,089
Health Care Providers & Services - 4.0%
DaVita HealthCare Partners, Inc. (a)	54,104	4,183,321
Universal Health Services, Inc. Class B	95,086	12,751,033
		16,934,354
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	70,800	3,711,336
Pharmaceuticals - 5.4%
Johnson & Johnson	37,600	4,560,880
Merck & Co., Inc.	160,800	9,263,688
Sanofi SA sponsored ADR	50,856	2,128,324
Valeant Pharmaceuticals International, Inc. (Canada) (a)	360,300	7,256,441
		23,209,333

TOTAL HEALTH CARE		73,924,112

INDUSTRIALS - 10.0%
Aerospace & Defense - 4.8%
Esterline Technologies Corp. (a)	61,378	3,807,891
Honeywell International, Inc.	47,600	5,536,832
Orbital ATK, Inc.	95,150	8,101,071
Textron, Inc.	76,333	2,790,734
		20,236,528
Airlines - 0.4%
Air Canada (a)	214,400	1,475,302
Machinery - 2.1%
Deere & Co.	56,100	4,546,344
Ingersoll-Rand PLC	71,000	4,521,280
		9,067,624
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	91,100	2,936,153
Herc Holdings, Inc. (a)	495,100	5,480,757
		8,416,910
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	159,300	3,115,908

TOTAL INDUSTRIALS		42,312,272

INFORMATION TECHNOLOGY - 3.9%
IT Services - 1.0%
Fidelity National Information Services, Inc.	56,540	4,165,867
Semiconductors & Semiconductor Equipment - 1.9%
Cypress Semiconductor Corp. (b)	514,072	5,423,460
Micron Technology, Inc. (a)	190,742	2,624,610
		8,048,070
Software - 1.0%
Microsoft Corp.	85,976	4,399,392

TOTAL INFORMATION TECHNOLOGY		16,613,329

MATERIALS - 12.0%
Chemicals - 9.3%
Ashland, Inc.	27,700	3,179,129
Axiall Corp.	94,539	3,082,917
Ingevity Corp. (a)	96,933	3,299,599
LyondellBasell Industries NV Class A	328,408	24,440,124
PPG Industries, Inc.	52,694	5,488,080
		39,489,849
Containers & Packaging - 2.7%
WestRock Co.	293,600	11,412,232

TOTAL MATERIALS		50,902,081

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc. (a)	190,365	9,801,894
UTILITIES - 2.3%
Independent Power and Renewable Electricity Producers - 0.6%
Dynegy, Inc. (a)	150,700	2,598,068
Multi-Utilities - 1.7%
Sempra Energy	61,261	6,984,979

TOTAL UTILITIES		9,583,047

TOTAL COMMON STOCKS
(Cost $281,197,333)		398,162,744
	Principal Amount	Value

Nonconvertible Bonds - 3.6%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 4.875% 4/15/22	7,095,000	4,505,325
HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	8,340,000	6,692,850
INDUSTRIALS - 0.5%
Machinery - 0.5%
Harsco Corp. 5.75% 5/15/18	2,220,000	2,092,350
MATERIALS - 0.5%
Metals & Mining - 0.5%
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,475,000	2,165,625
TOTAL NONCONVERTIBLE BONDS
(Cost $13,693,064)		15,456,150
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.43% (d)	15,955,983	15,955,983
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	6,244,332	6,244,332
TOTAL MONEY MARKET FUNDS
(Cost $22,200,315)		22,200,315
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $317,090,712)		435,819,209
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(11,164,756)
NET ASSETS - 100%		$424,654,453

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,692,850 or 1.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,440
Fidelity Securities Lending Cash Central Fund	61,364
Total	$89,804

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$74,535,801	$74,535,801	$--	$--
Consumer Staples	27,163,809	27,163,809	--	--
Energy	13,085,836	13,085,836	--	--
Financials	80,240,563	78,201,249	2,039,314	--
Health Care	73,924,112	73,924,112	--	--
Industrials	42,312,272	42,312,272	--	--
Information Technology	16,613,329	16,613,329	--	--
Materials	50,902,081	50,902,081	--	--
Telecommunication Services	9,801,894	9,801,894	--	--
Utilities	9,583,047	9,583,047	--	--
Corporate Bonds	15,456,150	--	15,456,150	--
Money Market Funds	22,200,315	22,200,315	--	--
Total Investments in Securities:	$435,819,209	$418,323,745	$17,495,464	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.4%
Canada	7.0%
Netherlands	5.8%
Bailiwick of Jersey	1.3%
United Kingdom	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,470,732) — See accompanying schedule: Unaffiliated issuers (cost $294,890,397)	$413,618,894
Fidelity Central Funds (cost $22,200,315)	22,200,315
Total Investments (cost $317,090,712)		$435,819,209
Cash		46,581
Receivable for fund shares sold		55,169
Dividends receivable		416,074
Interest receivable		224,948
Distributions receivable from Fidelity Central Funds		13,769
Other receivables		4,489
Total assets		436,580,239
Liabilities
Payable for investments purchased	$5,273,469
Payable for fund shares redeemed	93,196
Accrued management fee	197,992
Distribution and service plan fees payable	39,755
Other affiliated payables	46,787
Other payables and accrued expenses	30,255
Collateral on securities loaned, at value	6,244,332
Total liabilities		11,925,786
Net Assets		$424,654,453
Net Assets consist of:
Paid in capital		$325,238,225
Undistributed net investment income		2,731,410
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,042,386)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,727,204
Net Assets		$424,654,453
Initial Class:
Net Asset Value, offering price and redemption price per share ($96,885,778 ÷ 6,646,952 shares)		$14.58
Service Class:
Net Asset Value, offering price and redemption price per share ($21,651,037 ÷ 1,488,754 shares)		$14.54
Service Class 2:
Net Asset Value, offering price and redemption price per share ($177,871,631 ÷ 12,139,350 shares)		$14.65
Investor Class:
Net Asset Value, offering price and redemption price per share ($128,246,007 ÷ 8,843,606 shares)		$14.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$4,175,181
Interest		334,984
Income from Fidelity Central Funds		89,804
Total income		4,599,969
Expenses
Management fee	$1,133,713
Transfer agent fees	185,625
Distribution and service plan fees	228,227
Accounting and security lending fees	81,574
Custodian fees and expenses	4,122
Independent trustees' fees and expenses	913
Audit	34,303
Legal	2,493
Miscellaneous	2,658
Total expenses before reductions	1,673,628
Expense reductions	(1,569)	1,672,059
Net investment income (loss)		2,927,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,152,029
Foreign currency transactions	1,935
Total net realized gain (loss)		6,153,964
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,217,277)
Assets and liabilities in foreign currencies	(1,092)
Total change in net unrealized appreciation (depreciation)		(9,218,369)
Net gain (loss)		(3,064,405)
Net increase (decrease) in net assets resulting from operations		$(136,495)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,927,910	$4,868,835
Net realized gain (loss)	6,153,964	31,935,829
Change in net unrealized appreciation (depreciation)	(9,218,369)	(50,643,692)
Net increase (decrease) in net assets resulting from operations	(136,495)	(13,839,028)
Distributions to shareholders from net investment income	–	(4,717,088)
Distributions to shareholders from net realized gain	–	(361,806)
Total distributions	–	(5,078,894)
Share transactions - net increase (decrease)	(9,958,084)	(14,433,823)
Total increase (decrease) in net assets	(10,094,579)	(33,351,745)
Net Assets
Beginning of period	434,749,032	468,100,777
End of period	$424,654,453	$434,749,032
Other Information
Undistributed net investment income end of period	$2,731,410	$–
Distributions in excess of net investment income end of period	$–	$(196,500)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.54	$15.19	$14.37	$11.11	$8.78	$9.74
Income from Investment Operations
Net investment income (loss)A	.11	.18	.15	.12	.07B	.10C
Net realized and unrealized gain (loss)	(.07)	(.64)	.83	3.26	2.32	(.96)
Total from investment operations	.04	(.46)	.98	3.38	2.39	(.86)
Distributions from net investment income	–	(.18)	(.16)	(.12)	(.06)	(.10)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.19)	(.16)	(.12)	(.06)	(.10)
Net asset value, end of period	$14.58	$14.54	$15.19	$14.37	$11.11	$8.78
Total ReturnD,E,F	.28%	(2.99)%	6.80%	30.49%	27.28%	(8.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.67%	.68%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.67%I	.67%	.68%	.68%	.70%	.70%
Expenses net of all reductions	.67%I	.67%	.68%	.68%	.68%	.70%
Net investment income (loss)	1.55%I	1.19%	1.02%	.94%	.72%B	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$96,886	$98,919	$107,742	$115,594	$93,738	$77,432
Portfolio turnover rateJ	23%I	25%	9%	28%	27%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$15.16	$14.34	$11.08	$8.76	$9.71
Income from Investment Operations
Net investment income (loss)A	.10	.17	.14	.11	.06B	.09C
Net realized and unrealized gain (loss)	(.08)	(.63)	.82	3.26	2.31	(.95)
Total from investment operations	.02	(.46)	.96	3.37	2.37	(.86)
Distributions from net investment income	–	(.16)	(.14)	(.11)	(.05)	(.09)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.18)D	(.14)	(.11)	(.05)	(.09)
Net asset value, end of period	$14.54	$14.52	$15.16	$14.34	$11.08	$8.76
Total ReturnE,F,G	.14%	(3.05)%	6.69%	30.44%	27.10%	(8.85)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.77%	.77%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.77%J	.77%	.77%	.78%	.79%	.80%
Expenses net of all reductions	.77%J	.77%	.77%	.78%	.78%	.79%
Net investment income (loss)	1.45%J	1.09%	.93%	.84%	.62%B	.94%C
Supplemental Data
Net assets, end of period (000 omitted)	$21,651	$22,970	$29,109	$33,460	$27,293	$27,695
Portfolio turnover rateK	23%J	25%	9%	28%	27%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.012 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.64	$15.28	$14.46	$11.18	$8.83	$9.79
Income from Investment Operations
Net investment income (loss)A	.09	.15	.12	.09	.05B	.08C
Net realized and unrealized gain (loss)	(.08)	(.64)	.82	3.28	2.34	(.97)
Total from investment operations	.01	(.49)	.94	3.37	2.39	(.89)
Distributions from net investment income	–	(.14)	(.12)	(.09)	(.04)	(.07)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.15)	(.12)	(.09)	(.04)	(.07)
Net asset value, end of period	$14.65	$14.64	$15.28	$14.46	$11.18	$8.83
Total ReturnD,E,F	.07%	(3.19)%	6.51%	30.18%	27.06%	(9.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.92%	.92%	.93%	.94%	.95%
Expenses net of fee waivers, if any	.92%I	.92%	.92%	.93%	.94%	.95%
Expenses net of all reductions	.92%I	.92%	.92%	.93%	.93%	.94%
Net investment income (loss)	1.30%I	.94%	.78%	.69%	.47%B	.79%C
Supplemental Data
Net assets, end of period (000 omitted)	$177,872	$186,853	$220,494	$215,780	$155,316	$122,641
Portfolio turnover rateJ	23%I	25%	9%	28%	27%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.47	$15.12	$14.31	$11.06	$8.74	$9.70
Income from Investment Operations
Net investment income (loss)A	.10	.17	.14	.11	.06B	.09C
Net realized and unrealized gain (loss)	(.07)	(.64)	.82	3.25	2.32	(.96)
Total from investment operations	.03	(.47)	.96	3.36	2.38	(.87)
Distributions from net investment income	–	(.17)	(.15)	(.11)	(.06)	(.09)
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.18)	(.15)	(.11)	(.06)	(.09)
Net asset value, end of period	$14.50	$14.47	$15.12	$14.31	$11.06	$8.74
Total ReturnD,E,F	.21%	(3.07)%	6.67%	30.45%	27.21%	(8.92)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.75%	.76%	.76%	.78%	.78%
Expenses net of fee waivers, if any	.76%I	.75%	.76%	.76%	.78%	.78%
Expenses net of all reductions	.76%I	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	1.47%I	1.11%	.94%	.86%	.64%B	.96%C
Supplemental Data
Net assets, end of period (000 omitted)	$128,246	$126,007	$110,755	$115,468	$77,935	$55,809
Portfolio turnover rateJ	23%I	25%	9%	28%	27%	42%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$137,872,635
Gross unrealized depreciation	(19,018,259)
Net unrealized appreciation (depreciation) on securities	$118,854,376
Tax cost	$316,964,833

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(27,939,013)

The Fund elected to defer to its next fiscal year approximately $183,781 of capital losses recognized during the period November 1, 2015 to December 31, 2015. The Fund elected to defer to its next fiscal year approximately $258,034 of ordinary losses recognized during the period January 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,775,084 and $48,771,655, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$10,747
Service Class 2	217,480
$228,227

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$31,399
Service Class	7,093
Service Class 2	57,415
Investor Class	89,718
$185,625

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $955 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $365 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,364, including $3 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expense in the amount of $1,564.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$1,221,427
Service Class	–	257,049
Service Class 2	–	1,762,368
Investor Class	–	1,476,244
Total	$–	$4,717,088
From net realized gain
Initial Class	$–	$83,641
Service Class	–	22,055
Service Class 2	–	166,383
Investor Class	–	89,727
Total	$–	$361,806

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	545,535	862,729	$7,531,666	$13,193,445
Reinvestment of distributions	–	90,714	–	1,305,068
Shares redeemed	(700,707)	(1,243,527)	(9,934,870)	(19,223,982)
Net increase (decrease)	(155,172)	(290,084)	$(2,403,204)	$(4,725,469)
Service Class
Shares sold	59,387	95,428	$830,579	$1,481,451
Reinvestment of distributions	–	19,408	–	279,104
Shares redeemed	(152,949)	(452,587)	(2,154,391)	(6,966,595)
Net increase (decrease)	(93,562)	(337,751)	$(1,323,812)	$(5,206,040)
Service Class 2
Shares sold	596,480	1,661,203	$8,542,863	$25,906,196
Reinvestment of distributions	–	132,959	–	1,928,751
Shares redeemed	(1,222,925)	(3,456,560)	(16,849,903)	(53,560,879)
Net increase (decrease)	(626,445)	(1,662,398)	$(8,307,040)	$(25,725,932)
Investor Class
Shares sold	1,007,387	2,524,010	$14,210,267	$38,825,489
Reinvestment of distributions	–	109,368	–	1,565,967
Shares redeemed	(869,549)	(1,251,474)	(12,134,295)	(19,167,838)
Net increase (decrease)	137,838	1,381,904	$2,075,972	$21,223,618

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.67%
Actual		$1,000.00	$1,002.80	$3.34
Hypothetical-C		$1,000.00	$1,021.53	$3.37
Service Class	.77%
Actual		$1,000.00	$1,001.40	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Service Class 2.92%
Actual		$1,000.00	$1,000.70	$4.58
Hypothetical-C		$1,000.00	$1,020.29	$4.62
Investor Class	.76%
Actual		$1,000.00	$1,002.10	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVS-SANN-0816
1.774744.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 19, 2016